UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:     811-05757

          BlackRock Advantage Term Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Advantage Term Trust, Inc

               40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:     December 31, 2005

Date of reporting period:     June 30, 2005

Item 1. Reports to Shareholders.
 The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME	LIQUIDITY	EQUITIES	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Semi-Annual Report

JUNE 30, 2005 (Unaudited)

BlackRock Advantage Term Trust (BAT)

BlackRock Global Floating Rate Income Trust (BGT)

BlackRock High Income Shares (HIS)

BlackRock Preferred Opportunity Trust (BPP)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Privacy Principles of the Trusts

          The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

          Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third-party administrator).

          The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

June 30, 2005

Dear Shareholder:

          We are pleased to report that during the semi-annual period, the Trusts provided the opportunity to invest in various portfolios of fixed income securities. This report contains the Trusts’ unaudited financial statements and a listing of the portfolios’ holdings.

          The portfolio management team continuously monitors the fixed income markets and adjusts the portfolios in order to gain exposure to various issuers and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

          BlackRock Advantage Term Trust is scheduled to liquidate according to its terms on December 31, 2005.

          The following table shows the Trusts’ yields, closing market prices per share and net asset values (“NAV”) per share as of June 30, 2005.

Trust (Ticker)	Yield[1]	Market Price	NAV

BlackRock Advantage Term Trust (BAT)	5.85%	$10.26	$10.32

BlackRock Global Floating Rate Income Trust (BGT)	6.33	17.70	19.30

BlackRock High Income Shares (HIS)	9.89	2.79	2.69

BlackRock Preferred Opportunity Trust (BPP)	8.06	24.80	25.18

[1] Yield is based on market price.

          BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to managing fixed income securities. As of June 30, 2005, BlackRock managed $281 billion in fixed income securities, including 20 open-end and 48 closed-end bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc., and its affiliate, BlackRock Financial Management, Inc., are wholly owned subsidiaries of BlackRock.

          On behalf of BlackRock, we thank you for your continued confidence and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, Inc.	BlackRock Advisors, Inc.

CONSOLIDATED TRUST SUMMARIES (unaudited)
JUNE 30, 2005
BlackRock Advantage Term Trust (BAT)

Trust Information

Symbol on New York Stock Exchange:	BAT

Initial Offering Date:	April 27, 1990

Termination Date (on or shortly before):	December 31, 2005

Closing Market Price as of 6/30/05:	$10.26

Net Asset Value as of 6/30/05:	$10.32

Yield on Closing Market Price as of 6/30/05 (10.26):[1]	5.85%

Current Monthly Distribution per Share:[2]	$0.05

Current Annualized Distribution per Share:[2]	$0.60

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/05	12/31/04	Change	High	Low

Market Price	$10.26	$10.47	(2.01)%	$10.57	$10.18

NAV	$10.32	$10.49	(1.62)%	$10.50	$10.30

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Composition	June 30, 2005	December 31, 2004

U.S. Government and Agency Zero Coupon Bonds	84%	76%

Taxable Municipal Bonds	5	5

Corporate Bonds	3	5

Agency Multiple Class Mortgage Pass-Through Securities	3	6

Principal Only Mortgage-Backed Securities	3	2

Commercial Mortgage-Backed Securities	1	2

Inverse Floating Rate Mortgage Securities	1	1

U.S. Government and Agency Securities	—	2

Interest Only Mortgage-Backed Securities	—	1

TRUST SUMMARIES (unaudited)
JUNE 30, 2005
BlackRock Global Floating Rate Income Trust (BGT)

Trust Information

Symbol on New York Stock Exchange:	BGT

Initial Offering Date:	August 30, 2004

Closing Market Price as of 6/30/05:	$17.70

Net Asset Value as of 6/30/05:	$19.30

Yield on Closing Market Price as of 6/30/05 ($17.70):[1]	6.33%

Current Quarterly Distribution per Share:[2]	$0.0933

Current Annualized Distribution per Share:[2]	$1.1196

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the Trust’s market price and NAV:

	6/30/05	12/31/04	Change	High	Low

Market Price	$17.70	$18.63	(4.99)%	$19.27	$16.95

NAV	$19.30	$19.21	0.47%	$19.45	$18.96

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	June 30, 2005	December 31, 2004

Foreign Government Bonds	22%	22%

Media	11	13

Consumer Products	11	9

Energy	9	8

Basic Materials	8	10

Health Care	7	7

Telecommunications	5	5

Entertainment & Leisure	5	6

Financial Institutions	4	3

Real Estate	3	3

Containers & Packaging	3	3

Conglomerates	3	1

Technology	2	2

Automotive	2	2

Building & Development	2	2

Aerospace & Defense	1	1

Industrials	1	1

Ecological Services & Equipment	1	1

Transportation	—	1

Corporate Credit Breakdown3

Credit Rating	June 30, 2005	December 31, 2004

BBB/Baa	28%	21%

BB/Ba	42	20

B	28	29

CCC	2	2

Not Rated	—	28

[3]

Using the higher of Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”) rating. Corporate bonds represented approximately 20.8% and 18.1% of net assets on June 30, 2005 and December 31, 2004, respectively.

TRUST SUMMARIES (unaudited)
JUNE 30, 2005
BlackRock High Income Shares (HIS)

Trust Information

Symbol on New York Stock Exchange:	HIS

Initial Offering Date:	August 10, 1988

Closing Market Price as of 6/30/05:	$2.79

Net Asset Value as of 6/30/05:	$2.69

Yield on Closing Market Price as of 6/30/05 ($2.79):[1]	9.89%

Current Monthly Distribution per Share:[2]	$0.023

Current Annualized Distribution per Share:[2]	$0.276

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/05	12/31/04	Change	High	Low

Market Price	$2.79	$2.90	(3.79)%	$3.00	$2.47

NAV	$2.69	$2.87	(6.27)%	$2.87	$2.56

The following charts show the portfolio composition and credit quality allocations of the Trust’s corporate bond investments:

Corporate Portfolio Composition

Composition	June 30, 2005	December 31, 2004

Media	16%	14%

Energy	13	9

Basic Materials	12	12

Telecommunications	9	5

Industrials	8	5

Consumer Products	8	20

Financial Institutions	8	—

Containers & Packaging	4	4

Entertainment & Leisure	4	13

Health Care	4	6

Aerospace & Defense	3	4

Building & Development	3	2

Automotive	3	4

Transportation	2	—

Technology	1	1

Ecological Services & Equipment	1	1

Conglomerates	1	—

Corporate Credit Breakdown3

BBB/Baa	1%	—%

Ba/BB	20	21

B/B	68	71

CCC/Caa	10	8

Not Rated	1	—

[3]	Using the higher of S&P, Moody’s or Fitch rating. Corporate bonds represented approximately 137.8% and 140.5% of net assets on June 30, 2005, and December 31, 2004, respectively.

TRUST SUMMARIES (unaudited)
JUNE 30, 2005
BlackRock Preferred Opportunity Trust (BPP)

Trust Information

Symbol on New York Stock Exchange:	BPP

Initial Offering Date:	February 28, 2003

Closing Market Price as of 6/30/05:	$24.80

Net Asset Value as of 6/30/05:	$25.18

Yield on Closing Market Price as of 6/30/05 (24.80):[1]	8.06%

Current Monthly Distribution per Share:[2]	$0.166667

Current Annualized Distribution per Share:[2]	$2.000004

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/05	12/31/04	Change	High	Low

Market Price	$24.80	$25.39	(2.32)%	$25.99	$22.49

NAV	$25.18	$25.88	(2.70)%	$26.30	$25.01

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Composition	June 30, 2005	December 31, 2004

Financial Institutions	73%	71%

Real Estate	13	12

Energy	5	7

Media	3	3

Consumer Products	2	2

Industrials	1	—

Basic Materials	1	1

Automotive	1	1

Telecommunications	1	1

Containers & Packaging	—	1

Other	—	1

Credit Breakdown3

Credit Rating	June 30, 2005	December 31, 2004

AAA/Aaa	—%	1%

AA/Aa	14	20

A	38	33

BBB/Baa	29	27

BB/Ba	10	10

B	8	9

Not Rated	1	—

[3]	Using the higher of S&P, Moody’s or Fitch rating.

CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2005
BlackRock Advantage Term Trust (BAT)

Rating[1]	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—87.7%
			Agency Multiple Class Mortgage Pass-Through Securities—2.8%
			Federal Home Loan Mortgage Corp.,
	$674		Ser. 2919, Class ZD, 4.50%, 1/15/20	$674,060
	1,471		Ser. 2930, Class ZD, 4.50%, 2/15/20	1,470,309
	463		Ser. 2949, Class ZY, 5.50%, 3/15/35	462,175
	95		Federal National Mortgage Assoc., Ser. 43, Class E, 4/25/22	97,954

			Total Agency Multiple Class Mortgage Pass-Through Securities	2,704,498

			Inverse Floating Rate Mortgage Securities—0.8%
			Federal Home Loan Mortgage Corp.,
	152	[2]	Ser. 2752, Class SV, 9.69%, 9/15/33	151,812
	373	[2]	Ser. 2791, Class SE, 14.32%, 5/15/34	372,948
	221	[2]	Federal National Mortgage Assoc., Ser. 190, Class S, 15.894%, 11/25/07	236,024

			Total Inverse Floating Rate Mortgage Securities	760,784

			Interest Only Mortgage-Backed Securities—0.3%
	6,000		Deutsche Mortgage Secs., Inc. Mortgage Loan Trust, Ser. 2, Class AIO, 3.50%, 2/25/06	85,080
			Federal Home Loan Mortgage Corp.,
	77	[2]	Ser. 1543, Class VU, 11.41%, 4/15/23	8,594
	51		Ser. 1588, Class PM, 6.50%, 9/15/22	634
	3,204		Ser. 2543, Class IJ, 5.00%, 10/15/12	137,697
	1,882		Ser. 2620, Class WI, 5.50%, 4/15/33	44,109
			Federal National Mortgage Assoc.,
	46		Ser. 188, Class VA, 6.50%, 3/25/13	332
	174		Ser. 194, Class PV, 6.50%, 6/25/08	2,789
	111		Ser. 223, Class PT, 6.50%, 10/25/23	9,698

			Total Interest Only Mortgage-Backed Securities	288,933

			Principal Only Mortgage-Backed Securities—2.2%
AAA	8	[3]	Collateralized Mortgage Obligation Trust, Ser. 29, Class A, 11.50%, 5/23/17	8,226
			Federal National Mortgage Assoc.,
	1,444	[3]	Ser. 193, Class E, 8.50%, 9/25/23	1,189,321
	1,149	[3]	Ser. 225, Class ME, 8.00%, 11/25/23	953,802

			Total Principal Only Mortgage-Backed Securities	2,151,349

			Commercial Mortgage-Backed Securities—0.8%
AAA	754	[4]	New York City Mortgage Loan Trust, Multi-Family, Class A2, 6.75%, 6/25/11	775,371

			Asset-Backed Securities—0.1%
NR	391	[3,4,5,6]	Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 9/15/07	43,063
NR	839	[3,5,6]	Structured Mortgage Asset Residential Trust, Ser. 3, 8.724%, 4/15/06	92,319

			Total Asset-Backed Securities	135,382

			Collateralized Mortgage Obligation Residuals—0.0%
	10	[2]	Federal Home Loan Mortgage Corp., Ser. 1035, Class R, 4.88%, 1/15/21	0

			U.S. Government and Agency Zero Coupon Bonds—73.2%
	6,203		Aid to Israel, 8/15/05	6,178,238
	11,026	[7]	Financing Corp. (FICO) Strips, 12/06/05	10,860,720
	22,926	[7]	Resolution Funding Corp., 7/15/05	22,903,991
	6,216	[7]	Tennessee Valley Authority, 11/01/05	6,152,970
			U.S. Treasury Strips,
	18,000		8/15/05	17,930,970
	8,000		11/15/05	7,902,632

			Total U.S. Government and Agency Zero Coupon Bonds	71,929,521

See Notes to Financial Statements.

BlackRock Advantage Term Trust (BAT) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Corporate Bonds—3.1%
			Energy—1.1%
BBB+	$1,000	[4]	Israel Electric Corp., Ltd., 7.25%, 12/15/06 (Israel)	$1,040,340

			Financial Institutions—2.0%
AA+	950		Citigroup, Inc., 5.75%, 5/10/06	963,224
NR	1,035	[4]	Equitable Life Assurance Society, zero coupon, 12/01/05	1,018,836

				1,982,060

			Total Corporate Bonds	3,022,400

			U.S. Government and Agency Securities—0.4%
	337		Small Business Investment Cos., Ser. P10A, Class 1, 6.12%, 2/01/08	348,476

			Taxable Municipal Bonds—4.0%
AAA	1,000		Alameda Cnty. California Pension Oblig., zero coupon, 12/01/05	985,860
AAA	1,000		Alaska Energy Auth., zero coupon, 7/01/05	1,000,000
AAA	1,033		Kern Cnty. California Pension Oblig., zero coupon, 8/15/05	1,029,425
NR	1,034		Long Beach California Pension Oblig., zero coupon, 9/01/05	1,028,501

			Total Taxable Municipal Bonds	4,043,786

			Total Long-Term Investments (cost $85,712,526)	86,160,500

			SHORT-TERM INVESTMENTS—44.8%
			U.S. Government and Agency Zero Coupon Bonds—44.8%
	26,000		Federal Home Loan Bank Discount Notes, 7/01/05-7/20/05	25,960,020
	18,000		Federal National Mortgage Assoc. Discount Notes, 7/01/05	18,000,000

			Total Short-Term Investments (cost $43,960,021)	43,960,020

			Total investments—132.5% (cost $129,672,5478)	130,120,520
			Liabilities in excess of other assets—(32.5)%	(31,926,487)

			Net Assets—100%	$98,194,033

[1]	Using the higher of S&P’s, Moody’s or Fitch’s ratings.
[2]	Security interest rate is as of June 30, 2005.
[3]	Interest rate shown is rate as of June 30, 2005 of the underlying collateral.
[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2005, the Trust held 2.9% of its net assets, with a current market value of $2,877,610, in securities restricted as to resale.

[5]	Security is fair valued.
[6]	Illiquid securities representing 0.14% of net assets.
[7]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.
[8]

Cost for Federal income tax purposes is $129,732,387. The net unrealized appreciation on a tax basis is $388,133 consisting of $860,230 gross unrealized appreciation and $472,097 gross unrealized depreciation.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited) JUNE 30, 2005
BlackRock Global Floating Rate Income Trust (BGT)

Rating[1]	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—155.5%
			Corporate Bonds—20.8%
			Automotive—0.3%
B-	$125		Accuride Corp., 8.50%, 2/01/15	$122,188
BB+	475		ArvinMeritor, Inc., 8.75%, 3/01/12	496,375
B	30		Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	27,450
B2	525	[2]	Delco Remy Intl., Inc., 7.141%, 4/15/09	526,312
B	215		Delphi Corp., 6.50%, 5/01/09	178,450
B-	40		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	38,800
CCC+	150	[3]	Metaldyne Corp., 10.00%, 11/01/13	122,250

				1,511,825

			Basic Materials—1.5%
			Abitibi-Consolidated, Inc. (Canada)
BB-	1,000		6.91%, 6/15/11	992,500
BB-	90		8.375%, 4/01/15	91,912
B+	260	[2,3]	Boise Cascade LLC, 6.016%, 10/15/12	260,650
BB	1,000		Bowater, Inc., 6.41%, 3/15/10	1,012,500
BB-	70		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	71,050
Ba3	750		Hercules, Inc., 6.75%, 10/15/29	727,500
BB	95		Intl. Steel Group, Inc., 6.50%, 4/15/14	91,438
			Lyondell Chemical Co.,
BB-	300		11.125%, 7/15/12	339,750
BB-	300		Ser. A, 9.625%, 5/01/07	320,250
B-	565		Nalco Co., 8.875%, 11/15/13	604,550
			NewPage Corp.,
B3	1,500	[3]	9.46%, 5/01/12	1,507,500
B3	70	[3]	10.00%, 5/01/12	70,525
B-	100	[3]	PQ Corp., 7.50%, 2/15/13	98,250
B-	750		Trimas Corp., 9.875%, 6/15/12	630,000

				6,818,375

			Building & Development—0.3%
B+	1,000	[2]	Ainsworth Lumber Co. Ltd., 6.84%, 10/01/10 (Canada)	995,000
B2	90	[3]	Compression Polymers Corp., 10.50%, 7/01/13	91,575
B-	240	[3]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	222,000

				1,308,575

			Consumer Products—0.5%
B3	45		ALH Finance LLC/ALH Finance Corp., 8.50%, 1/15/13	41,400
B3	1,050	[3]	Duane Reade, Inc., 7.91%, 12/15/10	1,039,500
B+	110		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	97,900
B	40		Gold Kist, Inc., 10.25%, 3/15/14	45,600
B-	400		Lazydays RV Center, Inc., 11.75%, 5/15/12	417,000
B-	180	[2]	Levi Strauss & Co., 7.73%, 4/01/12	170,550
B2	300	[3]	Movie Gallery, Inc., 11.00%, 5/01/12	315,000
B-	365	[3]	Rite Aid Corp., 6.125%, 12/15/08	344,925

				2,471,875

			Containers & Packaging—0.2%
B	750		Crown European Hldgs. SA, 10.875%, 3/01/13 (France)	885,000

			Ecological Services & Equipment—0.1%
BB-	625		Allied Waste NA, Ser. B, 5.75%, 2/15/11	584,375

			Energy—8.3%
BB+	750	[3]	AES Corp., 9.00%, 5/15/15	840,000
BB-	70	[3]	Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	72,450
B	750		Compton Petroleum Corp., Ser. A, 9.90%, 5/15/09 (Canada)	787,500
B	750		El Paso Production Holding Co., 7.75%, 6/01/13	801,562
B1	750		Foundation Pennsylvania Coal Co., 7.25%, 8/01/14	787,500
BB-	14,430		Gazprom OAO, 9.625%, 3/01/13 (Russia)	17,662,320
B-	730		KCS Energy, Inc., 7.125%, 4/01/12	740,950

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Energy—(cont’d)
B	$60	[3]	North American Energy Partners, Inc., 9.00%, 5/15/10 (Canada)	$60,600
			Pemex Project Funding Master Trust,
Baa1	800	[3]	9.375%, 12/02/08	910,800
Baa1	12,700	[2]	Ser. 15, 4.941%, 10/15/09	13,347,700
			Reliant Energy, Inc.,
BB-	250		6.75%, 12/15/14	245,000
BB-	750		9.25%, 7/15/10	811,875
BB-	300		Swift Energy Co., 7.625%, 7/15/11	309,750
B2	300		Whiting Petroleum Corp., 7.25%, 5/01/13	307,500

				37,685,507

			Entertainment & Leisure—0.2%
BB	750		MGM Mirage, 5.875%, 2/27/14	727,500
B	25		Poster Financial Group, Inc., 8.75%, 12/01/11	25,438
B+	70	[3]	Wynn Las Vegas LLC/Wynn Las Vegas Cap. Corp., 6.625%, 12/01/14	67,900

				820,838

			Financial Institutions—3.1%
B+	95		AES Ironwood LLC, 8.857%, 11/30/25	107,156
BB	140	[3]	American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	137,900
BB	750		Crum & Forster Hldgs. Corp., 10.375%, 6/15/13	813,750
BBB	60		Ford Motor Credit Co., 7.25%, 10/25/11	58,075
Baa2	3,000	[2]	General Motors Acceptance Corp., 4.05%, 1/16/07	2,934,030
Baa2	8,455	[3]	Kazkommerts Intl. BV, 8.50%, 4/16/13 (Netherlands)	8,982,620
BBB	25	[2]	Marsh & McLennan Cos., Inc., 3.28%, 7/13/07	24,846
B+	750	[3]	Rainbow National Services LLC, 8.75%, 9/01/12	813,750
B-	300		Universal City Florida Hldg. Co. I/II, 7.96%, 5/01/10	312,000

				14,184,127

			Health Care—0.5%
CCC+	10		Curative Health Services, Inc., 10.75%, 5/01/11	7,600
B-	750		IASIS Healthcare LLC/IASIS Cap. Corp., 8.75%, 6/15/14	813,750
B3	70		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	54,950
			Tenet Healthcare Corp.,
B	30		6.375%, 12/01/11	28,650
B	50		9.875%, 7/01/14	53,750
B-	830		Universal Hospital Services, Inc., 10.125%, 11/01/11	848,675
B2	450		US Oncology, Inc., 9.00%, 8/15/12	481,500

				2,288,875

			Industrials—0.7%
B-	400		Cenveo Corp., 7.875%, 12/01/13	383,000
B-	705	[3]	DI Finance/DynCorp. Intl., 9.50%, 2/15/13	652,125
B-	125	[3]	Hydrochem Industrial Services, 9.25%, 2/15/13	115,000
B-	555	[3]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	525,863
B-	180	[3]	NationsRent Cos., Inc., 9.50%, 5/01/15	177,300
CCC+	325	[3]	Park-Ohio Inds., Inc., 8.375%, 11/15/14	284,375
B3	210	[3]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	215,250
B+	600		United Rentals NA, Inc., 7.00%, 2/15/14	573,000

				2,925,913

			Media—0.6%
NR	250		Cablecom SCA, 4.898%, 4/15/12 (Luxembourg) (EUR)	299,685
CCC+	780		Charter Communications Hldgs. II LLC/Charter Communications Hldgs. II Cap. Corp., 10.25%, 9/15/10	789,750
BB-	350	[3]	Choctaw Resort Development Enterprise, 7.25%, 11/15/19	349,125
BB-	750		Echostar DBS Corp., 6.375%, 10/01/11	744,375
B-	70	[3]	Nexstar Finance, Inc., 7.00%, 1/15/14	64,838
B	485		Primedia, Inc., 7.625%, 4/01/08	490,456

				2,738,229

			Real Estate—1.4%
BB+	6,350	[4]	Rouse Co., 5.375%, 11/26/13	6,220,714

			Technology—0.8%
BB+	1,500	[2]	Freescale Semiconductor, Inc., 5.891%, 7/15/09	1,563,750

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Technology—(cont’d)
Ba3	$1,875	[3]	MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 6.66%, 12/15/11 (Luxembourg)	$1,865,625
B	140		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	139,300

				3,568,675

			Telecommunications—2.0%
B+	810		Cincinnati Bell, Inc., 7.25%, 7/15/13	852,525
			Dobson Cellular Systems, Inc.,
B2	325	[3]	7.96%, 11/01/11	338,000
B2	350	[3]	8.375%, 11/01/11	367,500
B-	115	[3]	Hawaiian Telcom Communications, Inc., 8.914%, 5/01/13	118,163
			Intelsat Ltd. (Bermuda)
B	75		5.25%, 11/01/08	70,031
B+	485	[2,3]	7.805%, 11/15/12	493,488
B+	50	[3]	8.25%, 1/15/13	51,625
B+	200	[3]	8.625%, 1/15/15	210,500
B+	2,350		Qwest Communications Intl., Inc., 7.268%, 12/15/09	2,303,000
BB	2,500	[3]	Qwest Corp., 6.671%, 6/15/13	2,550,000
B+	945		Qwest Services Corp., 13.50%, 12/15/10	1,091,475
BB	400		Rogers Wireless Communications, Inc., 6.535%, 6/15/13 (Canada)	418,000
CCC	385		Rural Cellular Corp., 9.875%, 2/01/10	397,512

				9,261,819

			Transportation—0.3%
B3	400	[3]	Horizon Lines LLC, 9.00%, 11/01/12	417,000
B+	750		OMI Corp., 7.625%, 12/01/13 (Marshall Island)	750,000

				1,167,000

			Total Corporate Bonds	94,441,722

			Bank Loans—100.6%
			Aerospace & Defense—2.1%
	2,970		CACI Intl., Inc., Term Loan, LIBOR + 1.50%, 2/04/07	2,995,912
			Camp Acquisition Co., Term Loan A,
	984		PRIME + 2.00%, 8/30/11	983,871
	8		LIBOR + 3.25%, 8/30/11	8,064
	1,000		Dyncorp International LLC, Loan Term B, LIBOR + 2.75%, 1/31/11	1,007,917
	2,000		MRO Acquisition LLC, Term Loan, LIBOR + 5.25%, 9/15/11	2,035,000
	2,492		Standard Aero, Inc., Term Loan, LIBOR + 2.25%, 8/18/12	2,523,462

				9,554,226

			Automotive—2.8%
			Goodyear Tire & Rubber Co., Term Loan,
	500		LIBOR + 2.75%, 4/01/10	498,928
	1,000		LIBOR + 3.50%, 4/01/11	978,214
	998		Hilite Intl., Term Loan B, LIBOR + 4.00%, 4/15/10	988,356
	1,000		Metaldyne Co. LLC, Term Loan D, LIBOR + 4.50%, 12/31/09	956,667
	1,750		Polar Corp., Term Loan, LIBOR, 5/30/10	1,767,500
	1,861		Progressive Moulded Products, Ltd., Term Loan B, LIBOR + 2.50%, 8/30/11	1,704,908
	3,000		TI Group Automotive Systems NA, Term Loan C, LIBOR + 3.25%, 6/30/11	2,921,250
	496		TRW Automotive Acquisitions Corp.,
			Term Loan B, LIBOR + 1.50%, 6/30/12	497,225
			Term Loan E, LIBOR + 1.50%, 10/31/10	2,496,867

				12,809,915

			Basic Materials—11.4%
	2,978		Appleton Papers, Inc., Term Loan, LIBOR + 2.25%, 6/30/10	3,001,692
	1,000		Berry Plastics Corp., Term Loan, LIBOR + 2.25%, 7/22/10	1,014,750
	2,520		Boise Cascade LLC, Term Loan D, LIBOR + 1.75%, 10/31/11	2,550,099
	798		Buckeye Technologies, Inc., Term Loan, LIBOR + 2.00%, 4/15/10	808,092
			Celanese, Term Loan,
	383		0.75%, 4/06/11	385,769
	3,606		LIBOR + 2.25%, 6/03/11	3,653,238
	2,000		Cognis Deutschland, Term Loan, LIBOR + 4.75%, 11/15/13	2,030,000
	1,638		Foundation Coal Corp., Term Loan B, LIBOR + 2.00%, 7/30/11	1,656,729
	992		Hercules, Inc., Term Loan B, LIBOR + 1.75%, 4/07/10	1,000,898

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Basic Materials—(cont’d)
	$2,488	Huntsman Intl., LLC, Term Loan B, LIBOR + 2.25%, 12/31/10	$2,493,858
	5,115	Huntsman LLC, Term Loan, LIBOR + 3.50%, 3/30/10	5,129,774
	3,900	Innophos, Inc., Term Loan, LIBOR + 2.75%, 8/15/10	3,921,213
	2,012	Intermet Corp., PRIME + 3.25%, 3/31/09	1,935,213
	4,824	Invista, New Term B, LIBOR + 2.25%, 4/30/11	4,890,449
	1,050	Koch Cellulose, LLC, Term Loan, LIBOR + 1.75%, 5/01/11	1,058,626
		Kraton Polymers, LLC, Term Loan,
	221	LIBOR + 2.75%, 12/15/10	224,024
	1	PRIME + 1.50%, 12/15/10	569
	5,831	Nalco Co., Term Loan B, LIBOR + 2.00%, 11/04/10	5,917,269
	500	PQ Corp., Term Loan, LIBOR + 2.00%, 2/28/12	503,750
	963	Professional Paint, Inc., Term Loan, PRIME + 3.25%, 9/30/11	972,125
	6,500	Rockwood Specialties Group, Inc., Term Loan D, LIBOR + 2.50%, 8/15/12	6,582,602
	1,980	Supresta LLC, Term Loan, LIBOR + 3.00%, 7/16/11	1,994,850

			51,725,589

		Building & Development—2.4%
		Atrium Companies, Inc., Term Loan,
	240	LIBOR + 2.75%, 12/30/11	229,637
	8	LIBOR + 2.75%, 12/30/11	8,261
	1,500	Custom Building Products, Inc., Term Loan, LIBOR + 5.00%, 4/30/12	1,485,000
	500	Euramax International, Inc., Term Loan, TBD, 7/15/13	500,000
	2,000	Juno Lighting, Inc., Term Loan, LIBOR + 5.50%, 5/10/11	2,015,000
	2,000	Landsource Communities Development, LLC, Term Loan B, LIBOR + 2.50%, 3/31/10	2,003,214
		Nortek, Inc., Term Loan B,
	988	LIBOR + 2.25%, 8/24/11	991,820
	5	PRIME + 1.25%, 8/24/11	5,022
	2,390	Ply Gem Industries, Inc., USD Term Loan, LIBOR + 2.50%, 2/12/11	2,389,613
	1,247	Walnut Investment Co. LLC, Term Loan, LIBOR + 2.75%, 4/30/12	1,253,110

			10,880,677

		Business Equipment & Services—0.2%
	998	Latham Intl. Ltd., Term Loan, LIBOR + 4.00%, 12/31/10	997,500

		Conglomerates—3.9%
		Atlantis Plastics, Inc., Term Loan,
	998	LIBOR + 2.75%, 9/30/11	1,006,228
	1,000	LIBOR + 7.25%, 9/30/11	1,002,500
	2	PRIME + 0.75%, 9/30/11	2,522
	1,850	Fidelity National Information Solutions, Inc., Term Loan B, LIBOR + 1.75%, 3/30/13	1,841,329
	500	Gentek, Inc., Term Loan, LIBOR + 5.75%, 3/15/12	462,000
		Honeywell Security Group, Term Loan B,
	3,465	LIBOR + 4.00%, 6/28/10	3,486,656
	9	PRIME + 3.00%, 6/28/10	8,805
	500	IAP Acquisition Corp., Term Loan, LIBOR + 2.75%, 3/31/11	501,875
		Invensys Intl. Holdings Ltd.,
	2,000	Term Loan, LIBOR, 3/05/09	1,940,000
	2,000	Term Loan, LIBOR + 4.75%, 11/30/09	2,035,000
	977	Term Loan B1, LIBOR + 3.50%, 8/30/09	991,232
	494	NDC Health Corp., Term Loan, LIBOR + 3.00%, 11/04/08	499,335
	500	Penn Engineering & Manufacturing, Term Loan, LIBOR, 4/30/11	502,500
	2,571	Polypore, Inc., Term Loan, LIBOR + 2.25%, 11/15/11	2,579,820
		Rexnord Corp., Term Loan,
	737	LIBOR + 2.25%, 10/31/09	742,445
	13	PRIME + 1.00%, 10/31/09	12,867

			17,615,114

		Consumer Products—16.2%
	1,000	24 Hour Fitness Worlwide, Inc., Term Loan B, LIBOR, 6/30/12	1,013,750
		Adams Outdoor Advertising, L.P., Term Loan,
	499	LIBOR + 2.00%, 10/15/12	504,569
	1	PRIME + 0.75%, 10/15/12	1,265
	1,995	Alliance One International, Inc., Term Loan B, LIBOR + 3.25%, 5/13/10	2,027,419

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Consumer Products—(cont’d)
		Berkline/BenchCraft Holdings, LLC,
	$2,000	Term Loan, LIBOR + 8.00%, 4/30/12	$2,020,000
	1,975	Term Loan B, LIBOR + 3.00%, 10/31/11	1,979,937
	995	Carrols Corp., Term Loan, LIBOR + 2.50%, 12/31/10	1,004,121
	746	Central Garden Pet, Term Loan B, LIBOR + 1.75%, 5/30/09	753,680
		Chiquita Brands International,
	500	Term Loan B, LIBOR + 2.50%, 7/15/12	505,625
	500	Term Loan C, LIBOR + 2.50%, 7/15/13	505,625
	1,470	Church & Dwight Co., Inc., Term Loan B, LIBOR + 1.75%, 5/31/11	1,482,066
	1,384	CKE Restaurants, Inc., Term Loan, LIBOR + 2.00%, 5/17/09	1,397,942
		Coinmach Service Corp., Term Loan B,
	1,860	LIBOR + 3.00%, 7/30/09	1,880,739
	107	PRIME + 2.00%, 7/30/09	108,056
	1,191	Constellation Brands, Inc., Term Loan B, LIBOR + 1.75%, 12/31/11	1,201,113
	750	Culligan International Co., Term Loan B, LIBOR + 2.75%, 10/15/11	757,187
	2,486	Delaware Laboratories, Inc., Term Loan, LIBOR + 2.25%, 10/30/11	2,490,915
	3,500	Denny’s Corp., Term Loan, LIBOR + 5.13%, 8/25/10	3,605,000
	2,985	Desa International, Inc., Term Loan, LIBOR + 5.00%, 12/30/11	2,865,600
	993	Doane Pet Care Co., Term Loan, LIBOR + 4.00%, 11/15/09	1,009,869
	500	Fender Musical Instruments Corp., Term Loan, LIBOR + 4.50%, 9/30/12	506,250
	410	Herbalife Intl., Inc., Term Loan, LIBOR + 1.75%, 12/31/10	410,000
	1,669	Jarden Corp., Term Loan, LIBOR + 2.00%, 1/15/12	1,683,129
		Knoll, Inc., Term Loan,
	1,670	LIBOR + 3.00%, 10/15/11	1,693,559
	24	PRIME + 2.00%, 10/15/11	23,853
	995	Landry’s Restaurants, Inc., Term Loan, LIBOR + 1.75%, 12/31/10	1,004,328
	734	Language Line, Inc., Term Loan B, LIBOR + 4.25%, 6/14/11	741,313
		Maidenform, Inc., Term Loan,
	264	LIBOR + 2.75%, 5/14/10	264,172
	3	PRIME + 1.75%, 5/14/10	3,383
	590	PRIME + 6.50%, 5/11/11	595,900
	1,000	Mapco Express, Inc., Term Loan, LIBOR + 2.75%, 5/15/11	1,012,500
	3,500	Movie Gallery, Inc., Term Loan B, LIBOR + 3.00%, 4/30/11	3,535,000
	2,929	National Bedding Co., LLC, Term Loan B, LIBOR + 2.25%, 8/25/08	2,964,224
	3,000	NewPage Corp., Term Loan B, LIBOR + 3.00%, 4/30/12	3,030,000
	3,500	Olympus Cable Holdings, LLC, Term Loan B, PRIME + 1.25%, 9/30/10	3,455,623
	995	Oreck Corp., Term Loan B, LIBOR + 2.75%, 1/31/12	999,975
		Oriental Trading Co., Inc.,
	2,231	Term Loan, LIBOR + 4.75%, 12/02/10	1,488,750
	403	Term Loan B, LIBOR + 2.50%, 8/06/10	1,137,852
	3,473	OSI Group LLC, Term Loan, LIBOR + 2.50%, 9/15/11	3,499,992
	2,583	Pierre Foods, Inc., Term Loan B, LIBOR + 2.75%, 7/15/10	2,613,704
		Prestige Brands Holdings, Inc., Term Loan B,
	1,970	LIBOR + 2.25%, 4/07/11	1,988,059
	10	PRIME + 1.25%, 4/07/11	10,092
	975	Propex Fabrics, Inc., Term Loan, LIBOR + 2.25%, 12/31/10	976,219
		R.H. Donnelley, Inc.,
	601	Term Loan A3, LIBOR + 1.75%, 6/30/11	606,557
	2,124	Term Loan D, LIBOR + 1.75%, 12/31/11	2,142,942
	2,978	Rite Aid Corp., Term Loan, LIBOR + 1.75%, 9/15/09	2,989,907
	998	Spectrum Brands, Inc., Term Loan B, LIBOR + 2.00%, 1/31/12	1,007,892
		Travel Centers of America, Inc.,
	500	Term Loan, TBD, 6/30/11	503,750
	1,000	Term Loan C, LIBOR + 1.75%, 11/30/11	1,007,500
		United Subcontractors, Inc.,
	3,980	Term Loan B, LIBOR + 3.25%, 4/21/11	3,980,000
	490	Term Loan C, LIBOR + 7.00%, 10/21/11	499,800

			73,490,703

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Containers & Packaging—3.9%
		FlexSol Packaging Corp., Term Loan,
	$358	LIBOR + 3.25%, 11/30/11	$357,464
	1,000	LIBOR + 7.00%, 11/30/12	970,000
	5	PRIME + 1.75%, 11/30/11	4,583
		Graham Packaging Co., Inc.,
	6,468	Term Loan B, LIBOR + 2.50%, 10/01/11	6,552,386
	2,000	Term Loan C, LIBOR + 4.25%, 4/01/12	2,053,334
	3,576	Graphic Packaging Intl., Inc., Term Loan C, LIBOR + 2.50%, 8/08/10	3,627,120
	998	Smurfit Stone Container Corp., Term Loan B, LIBOR + 2.00%, 11/01/11	1,010,218
	2,970	Solo Cup Co., Term Loan, LIBOR + 2.00%, 2/27/11	2,992,942

			17,568,047

		Ecological Services & Equipment—1.3%
	1,957	Allied Waste NA, Inc., Term Loan, LIBOR + 2.00%, 3/31/12	1,960,113
	3,775	Envirosolutions, Inc., Term Loan, LIBOR + 4.50%, 2/28/09	3,765,073

			5,725,186

		Energy—5.0%
	1,500	AES Corp., Term Loan, LIBOR + 1.75%, 4/30/08	1,511,625
		Belden & Blake Corp., Term Loan,
	1,231	LIBOR + 2.75%, 7/15/11	1,230,587
	3	PRIME + 1.75%, 7/15/11	3,456
	1,000	Cellnet Technology, Inc., Term Loan B, LIBOR + 3.00%, 4/30/12	995,000
	933	Cogentrix Delaware Holdings, Inc., Term Loan, LIBOR + 1.75%, 4/30/12	938,304
	500	Coleto Creek Power, Term Loan C1, LIBOR + 2.00%, 8/05/12	509,062
	1,980	Dynegy Holdings, Inc., Term Loan, LIBOR, 5/10/10	1,987,920
		El Paso Corp.,
	750	Term Loan, LIBOR + 2.77%, 11/30/09	754,219
	1,235	Term Loan B, LIBOR + 2.75%, 11/30/09	1,241,947
	500	Energy Transfer Co., Term Loan, TBD, 6/30/08	503,334
	1,000	Kerr-McGee Corp., Loan Term B, LIBOR + 2.50%, 4/19/11	1,014,722
	498	Mainline LP, Term Loan, LIBOR + 2.38%, 12/31/11	498,194
	5,485	Reliant Energy, Inc., Term Loan, LIBOR + 2.38%, 4/30/10	5,532,012
		Semgroup LP, Term Loan,
	2,524	LIBOR + 2.50%, 2/28/11	2,541,120
	700	PRIME + 1.00%, 2/28/11	704,813
	1,996	Texas Genco LLC, Term Loan, LIBOR + 2.00%, 12/15/11	2,023,080
	500	Trout Coal Holdings LLC, Loan Term, LIBOR + 5.00%, 3/31/12	499,688

			22,489,083

		Entertainment & Leisure—7.2%
	1,000	Blockbuster Entertainment Corp., Term Loan B, LIBOR + 2.75%, 8/20/11	993,125
	1,980	Boyd Gaming Corp., Term Loan, LIBOR + 1.75%, 5/14/11	1,988,415
	500	Country Road, Term Loan, TBD, 6/30/13	505,000
	1,900	Greektown Casino, LLC, Term Loan D, LIBOR + 3.50%, 12/31/05	1,908,228
		Hollywood Theaters, Inc., Term Loan
	1,737	LIBOR + 3.25%, 8/01/09	1,754,244
	2,500	LIBOR + 7.00%, 1/21/10	2,518,750
	2,993	Kerasotes Theatres, Inc., Term Loan B, LIBOR + 2.75%, 12/31/07-11/01/11	3,033,647
	4,924	Loews Cineplex Entertainment Corp., Term Loan B, LIBOR + 2.25%, 8/15/11	4,935,293
	998	Marina District Finance Co., Inc., Term Loan B, LIBOR + 1.75%, 10/15/11	1,002,072
	5,000	MGM Studios, Inc., Term Loan B, LIBOR + 2.25%, 4/15/12	5,014,375
	1,000	Penn National Gaming, Term Loan, LIBOR + 2.50%, 5/31/12	1,013,393
	995	Universal City Development Partners, Ltd., Term Loan, LIBOR + 2.00%, 6/30/12	1,003,291
	1,244	Venetian Casino Resorts LLC, Term Loan B, LIBOR + 1.75%, 6/15/11	1,254,915
		Wyndham Intl., Inc.,
	86	Term Loan, LIBOR + 3.25%, 5/15/11	86,422
	914	Term Loan B, LIBOR + 3.25%, 5/15/11	917,448
	417	Term Loan C, LIBOR + 8.00%, 11/15/11	435,938
	4,000	Wynn Las Vegas LLC/Wynn Las Vegas Cap. Corp., Term Loan, LIBOR + 2.13%, 12/31/11	4,023,752

			32,388,308

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal Amount
Rating[1]	(000)	Description	Value

		Financial Institutions—2.4%
	$1,608	Global Cash Access, LLC, Term Loan, LIBOR + 2.75%, 3/15/10	$1,628,395
	1,610	Refco Finance Holdings, LLC, Term Loan B, LIBOR + 2.00%, 7/30/11	1,613,623
		Titan Corp., Term Loan B,
	2,971	LIBOR + 2.50%, 4/24/09	2,987,287
	6	PRIME + 1.25%, 4/24/09	5,880
	499	USI Holdings Corp., Term Loan B, LIBOR + 2.50%, 7/30/08	499,666
	3,880	Visant Holding Corp., Term Loan C, LIBOR + 2.25%, 10/15/11	3,931,732

			10,666,583

		Health Care—10.2%
	5,545	Accredo Health, Inc., Term Loan B, LIBOR + 1.75%, 8/05/11	5,544,628
	1,243	Advanced Medical Optics, Term Loan B, LIBOR + 2.00%, 6/30/07	1,255,102
		Arizant, Inc., Term Loan,
	3,925	LIBOR + 3.75%, 8/15/10	3,939,719
	25	PRIME, 8/15/10	25,094
	5,418	Community Health Systems, Inc., Term Loan, LIBOR + 1.75%, 8/15/11	5,470,813
	4,458	Concentra Operating Corp., Term Loan, LIBOR + 2.50%, 6/30/10	4,491,071
	750	Cooper Companies, Term Loan, LIBOR + 1.75%, 11/15/11	755,000
	1,000	Davita Corp., Inc., Term Loan, TBD, 6/30/12	1,012,188
		HealthSouth Corp., Term Loan,
	2,000	10.38%, 1/15/11	2,105,000
	1,500	LIBOR + 2.50%, 3/31/10	1,516,407
	2,000	LIBOR + 5.00%, 3/21/10	2,020,000
	2,970	IASIS Healthcare Corp., Term Loan B, LIBOR + 2.25%, 6/30/11	3,001,292
	2,729	Jean Coutu Group, Inc., Term Loan B, LIBOR + 2.25%, 6/30/11	2,766,904
	689	Kinetic Concepts, Inc., Term Loan B2, LIBOR + 1.75%, 8/05/10	695,174
	516	Medco Health Solutions, Term Loan A, LIBOR + 1.25%, 3/13/08	516,671
	995	Pacificare Health Systems, Inc., Term Loan, LIBOR + 1.50%, 12/15/10	997,694
		Select Medial Corp., Term Loan B,
	997	LIBOR + 1.75%, 2/28/12	997,619
	1	PRIME + 0.75%, 2/28/12	949
	3,045	US Oncology, Inc., Term Loan, LIBOR + 2.75%, 6/30/11	3,081,514
	2,088	Vanguard Health Systems, Term Loan, LIBOR + 3.25%, 9/30/11	2,117,508
		Warner Chilcott,
	529	Term Loan, 1.38%, 1/18/11	529,613
	2,178	Term Loan B, LIBOR + 2.75%, 1/18/11	2,180,905
	878	Term Loan C, LIBOR + 2.75%, 1/18/11	878,798
	406	Term Loan D, LIBOR + 2.75%, 1/18/11	406,998

			46,306,661

		Industrials—1.2%
	540	Alderwoods Group, Inc., Term Loan B2, LIBOR + 2.00%, 9/29/09	546,350
	411	Hexcel Corp., Term Loan B, LIBOR + 1.75%, 2/28/12	414,194
	935	Novelis, Inc., Term B, LIBOR + 1.75%, 12/30/11	943,962
	2,000	Tinnerman Palnut Engineered Products, Inc., Term Loan, LIBOR + 7.25%, 11/01/11	1,900,000
	1,844	Worldspan, LP, Term Loan, LIBOR + 2.75%, 6/30/07	1,798,333

			5,602,839

		Media—17.0%
		Alliance Atlantis Communications, Inc., Term Loan B,
	1,993	LIBOR + 1.75%, 11/30/11	2,013,670
	2	PRIME + 0.75%, 11/30/11	2,527
	1,750	American Lawyers Media, Inc., Term Loan, LIBOR + 2.50%, 3/15/10	1,750,000
	1,985	Bragg Communication, Term Loan B, LIBOR + 2.50%, 9/15/11	2,004,850
	1,000	Bresnan Communications LLC, Term Loan B, LIBOR + 3.50%, 9/30/10	1,011,250
		Century TCI California LP, Term Loan,
	2,000	PRIME + 0.75%, 12/31/07	1,984,376
	10,000	TBD, 12/31/09	9,878,570
		Charter Communications Operating, LLC,
	5,995	Term Loan A, LIBOR + 3.00%, 4/27/10	5,952,178
	1,985	Term Loan B, LIBOR + 3.25%, 4/30/11	1,970,821
	3,661	Dex Media East, LLC, Term Loan B, LIBOR + 1.75%, 12/31/08	3,689,497

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal Amount
Rating[1]	(000)	Description	Value

		Media—(cont’d)
	$1,749	Dex Media West, LLC, Term Loan B, LIBOR + 1.75%, 9/01/09	$1,761,308
	2,000	DirecTV Holdings, LLC, Term Loan B, LIBOR + 1.50%, 3/06/10	2,005,834
	1,990	Emmis Operating Co., Term Loan B, LIBOR + 1.75%, 5/15/12	2,004,372
		Insight Midwest Holdings, LLC,
	4,455	Term Loan A, LIBOR + 1.50%, 6/30/09	4,451,076
	995	Term Loan B, LIBOR + 2.75%, 1/06/10	1,004,166
	3,474	Media News, Term Loan C, LIBOR + 1.50%, 8/25/10	3,480,986
		Mediacom Communications Corp.,
	2,161	Term Loan A, LIBOR + 1.25%, 3/31/10	2,135,759
	995	Term Loan C, LIBOR + 2.00%, 9/30/10	1,000,804
	1,993	Mediacom Illinois LLC, Term Loan B, LIBOR + 2.25%, 3/31/13	2,010,869
	1,946	Mission Broadcasting, Inc., Term Loan B, LIBOR + 1.75%, 8/14/12	1,953,213
	695	NEP Supershooters LP, Term Loan, LIBOR + 4.00%, 2/01/11	705,171
	487	New Skies Satellites, Term Loan B, LIBOR + 2.25%, 4/12/11	492,962
	2,054	Nexstar Broadcasting, Inc., Term Loan, LIBOR + 1.75%, 8/14/12	2,061,787
	5,000	NTL Investment Holding Ltd., Term Loan B, LIBOR + 3.00%, 4/13/12	5,014,585
	2,500	Raycom Media, Inc., Term Loan B, LIBOR + 1.75%, 4/01/12	2,512,500
	1,250	San Pascuale Band of Indians, Term Loan, LIBOR + 2.50%, 8/31/08	1,250,000
		Transwestern Publishing Co., Term Loan,
	1,500	LIBOR + 2.25%, 2/25/11	1,503,282
	980	LIBOR + 4.50%, 2/25/12	988,514
	1,000	UPC Distribution Corp., Term Loan, LIBOR + 2.75%, 10/30/12	998,472
	3,966	Warner Music Group, Corp., Term Loan B, LIBOR + 2.00%, 4/08/11	3,988,078
	4,977	Western Wireless Corp., Term Loan A, LIBOR + 2.25%, 5/28/10	4,982,856
	500	Young Broadcasting, Inc., Term Loan, LIBOR + 2.25%, 11/01/12	504,167

			77,068,500

		Publishing—0.2%
	750	Endurance Business Media, Term Loan B, LIBOR + 2.75%, 3/15/12	759,375

		Real Estate—3.5%
	1,000	Associated Materials, Inc., Term Loan, LIBOR + 2.25%, 4/19/09	1,005,000
		General Growth Properties,
	3,500	Term Loan, TBD, 11/12/08	3,524,231
	984	Term Loan A, LIBOR + 2.25%, 11/12/07	988,607
	3,492	Term Loan B, LIBOR + 2.25%, 11/12/08	3,516,328
		Headwaters, Inc., Term Loan,
	333	LIBOR + 5.50%, 4/30/11	341,666
	2,767	PRIME + 1.25%, 4/30/11	2,786,300
	913	Lake Las Vegas Resort, Term Loan, LIBOR + 2.75%, 10/13/09	922,068
		Macerich Partnership, L.P., Term Loan,
	1,000	LIBOR + 1.50%, 3/31/09	997,500
	1,000	LIBOR + 1.60%, 3/31/06	998,750
	500	Masonite Intl., Term Loan, TBD, 3/31/13	498,889
	487	Stewart Enterprises, Term Loan B, LIBOR + 1.75%, 11/30/11	489,810

			16,069,149

		Technology—2.9%
	2,916	Directed Electronics, Inc., Term Loan, LIBOR + 3.25%, 3/15/10	2,944,733
	499	Federal IT Systems, Inc., Term Loan, LIBOR + 2.75%, 4/30/11	501,867
	2,751	Knowles Electronics, Inc., Term Loan B2, LIBOR + 5.00%, 6/29/07	2,762,912
	2,483	UGS PLM, Term Loan B, LIBOR + 2.00%, 5/30/11	2,504,222
	2,976	Verifone, Inc., Term Loan B, LIBOR + 2.00%, 6/30/11	2,989,225
	1,471	Westcom Corp., Term Loan B, LIBOR + 2.75%, 12/31/10	1,477,987

			13,180,946

		Telecommunications—6.5%
	1,000	Alaska Communications Systems Holdings, Term Loan, LIBOR + 2.00%, 1/31/12	1,006,500
	2,000	Atlantic Broadband Finance, LLC, Term Loan B1, LIBOR + 2.75%, 1/30/11	2,010,000
	4,707	Centennial Cellular Operating Co., Term Loan, LIBOR + 2.25%, 2/09/11	4,771,445
	1,000	Fairpont Communications, Inc., Term Loan B, LIBOR + 2.00%, 2/15/12	1,009,750
	2,500	Freedom Communications, Inc., Term Loan B, LIBOR + 1.50%, 5/01/13	2,503,750

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Telecommunications—(cont’d)
	$998		Intelsat Bermuda, Ltd., Loan Term, LIBOR + 1.75%, 7/31/11	$1,004,732
	2,000		Iowa Telecommunications Services, Inc., Term Loan B, LIBOR + 2.00%, 11/30/11	2,016,250
	748		Ntelos, Inc., Term Loan B, LIBOR + 2.50%, 2/24/10	745,319
			PanAmSat Corp.,
	1,248		Term Loan, LIBOR + 2.50%, 8/20/09	1,258,882
	1,985		Term Loan B1, LIBOR + 2.25%, 7/16/11	2,014,053
	2,000		Qwest Corp., Term Loan A, LIBOR + 4.75%, 6/30/07	2,059,062
	2,000		Satbirds Finance, Term Loan, LIBOR + 4.25%, 10/15/13	2,383,358
	4,489		Triton PCS, Inc., Term Loan, LIBOR + 3.25%, 11/15/09	4,494,361
	1,960		Valor Telecommunications, Term Loan B, LIBOR + 2.00%, 2/28/12	1,982,360

				29,259,822

			Transportation—0.3%
	500		Sirva Worldwide, Inc., Term Loan B, LIBOR + 2.50%, 12/31/09	466,666
	1,033		Transport Industries, LP, Term Loan B, LIBOR + 4.00%, 6/14/10	1,036,888

				1,503,554

			Total Bank Loans	455,661,777

			Foreign Government Bonds—34.1%
B-	4,790		Argentina Republic, 3.01%, 8/03/12	4,332,555
B	7,261		Bolivarian Republic of Venezuela, 4.563%, 12/18/07	7,243,344
			Federative Republic of Brazil,
BB-	10,133		zero coupon, 4/15/14	10,378,931
BB-	11,530		4.313%, 4/15/09	11,232,349
BB-	9,435	[5]	9.23%, 9/29/09	10,944,600
BB-	1,840		Ser. B, 10.00%, 8/07/11,	2,097,600
B+	1,600		Islamic Republic of Pakistan, 6.75%, 2/19/09	1,617,339
NR	5,689		Kingdom of Morocco, zero coupon, 1/05/09	5,617,776
A-	800	[4]	Malaysia, 8.75%, 6/01/09	924,952
BB	900		Philippines Republic, 8.875%, 4/15/08	978,750
BBB-	8,071		Republic of Bulgaria, 3.75%, 7/28/12	8,078,693
A	2,400	[4]	Republic of Chile, 6.875%, 4/28/09	2,622,960
BB+	10,063		Republic of Colombia, 9.75%, 4/09/11	11,502,288
Ba1	3,200		Republic of Costa Rica, 9.335%, 5/15/09	3,584,000
BB+	800		Republic of El Salvador, 9.50%, 8/15/06	845,600
			Republic of Panama,
Ba1	12,714		3.75%, 7/17/16	12,173,916
BB+	840		8.25%, 4/22/08	913,500
			Republic of Peru,
BB	5,544		5.00%, 3/07/17	5,239,080
BB	2,400		9.125%, 1/15/08	2,640,000
Baa1	2,400	[4]	Republic of South Africa, 7.375%, 4/25/12	2,749,440
BB-	1,500		Republic of the Philippines, 8.875%, 4/15/08	1,633,353
BB-	2,400		Republic of Turkey, 12.00%, 12/15/08	2,880,000
B	4,428		Republic of Venezuela, 4.313%, 3/07/17	4,408,733
BBB-	4,000		Russian Federation, 10.00%, 6/26/07	4,403,200
Baa2	2,000	[2]	Sberbank of Russia, 4.92%, 10/24/06	2,021,800
			Ukraine,
BB-	8,100	[2,3]	6.365%, 8/05/09	8,701,020
BB-	2,800	[3]	6.875%, 3/04/11	2,944,200
			United Mexican States,
Baa1	4,800	[2,4]	3.84%, 1/13/09	4,864,800
Baal	60,000		8.00%, 12/24/08	5,373,284
			Venezuela Republic,
B+	4,000	[2]	4.15%, 4/20/11	3,660,000
B+	4,800		9.125%, 6/18/07	5,064,000
B	2,000		11.00%, 3/05/08	2,797,064

			Total Foreign Government Bonds	154,469,127

			Total Long-Term Investments (cost $698,112,789)	704,572,626

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

Principal Amount (000)	Description	Value

	SHORT-TERM INVESTMENTS—2.3%
	U.S. Government and Agency Zero Coupon Bonds—1.0%
$4,500	Federal Home Loan Bank Discount Note, 7/01/05	$4,500,000

	Foreign Government Bonds—1.3%
5,000	German Treasury Bill, 2.027%, 7/13/05	6,050,161

	Total Short-Term Investments (cost $11,183,111)	10,550,161

	Total investments—157.8% (cost $709,295,9005)	$715,122,787
	Liabilities in excess of other assets—(4.1)%	(18,457,080)
	Preferred shares at redemption value, including dividends payable—(53.7)%	(243,517,734)

	Net Assets—100%	$453,147,973

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Security interest rate is as of June 30, 2005.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that act, to qualified institutional buyers. As of June 30, 2005, the Trust held 8.0% of its net assets, with a current market value of $36,399,129, in securities restricted as to resale.

[4]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.
[5]

Cost for Federal income tax purposes is $709,405,069. The net unrealized appreciation on a tax basis is $5,717,718 consisting of $9,164,858 gross unrealized appreciation and $3,447,140 gross unrealized depreciation.

A category in the Corporate Bonds and Bank Loans sections may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

EUR – European Monetary Unit

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2005
BlackRock High Income Shares (HIS)

Rating[1]	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—139.4%
			Corporate Bonds—137.8%
			Aerospace & Defense—4.4%
BB-	$250		AAR Corp., 6.88%, 12/15/07	$256,250
B	80		Argo-Tech Corp., 9.25%, 6/01/11	86,900
B+	80		Armor Holdings, Inc., 8.25%, 8/15/13	86,200
BB	1,750		Availl, Inc., 7.63%, 7/01/11	1,846,250
B-	1,940		BE Aerospace, Inc., 8.88%, 5/01/11	2,022,450
BB-	1,500		Sequa Corp., Ser. B, 8.88%, 4/01/08	1,612,500
B	500		Titan Corp., 8.00%, 5/15/11	535,000

				6,445,550

			Automotive—3.5%
BB+	225		ArvinMeritor, Inc., 8.75%, 3/01/12	235,125
B	170		Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	155,550
			Delco Remy Intl., Inc.,
CCC+	500		9.38%, 4/15/12	400,000
CCC+	500		11.00%, 5/01/09	460,000
B	260		Delphi Corp., 6.50%, 5/01/09	215,800
B-	215		Dura Operating Corp., Ser. B, 8.63%, 4/15/12	194,575
B-	1,750		Goodyear Tire & Rubber Co., 7.86%, 8/15/11	1,697,500
CCC+	880	[2,3]	Metaldyne Corp., 10.00%, 11/01/13	717,200
B-	200		Stanadyne Corp., 10.00%, 8/15/14	187,000
BB-	800		TRW Automotive, Inc., 9.38%, 2/15/13	886,000

				5,148,750

			Basic Materials—16.9%
BB-	510		Abitibi-Consolidated, Inc., 8.38%, 4/01/15 (Canada)	520,837
B3	1,200	[2]	Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., 10.00%, 6/01/12	1,320,000
B-	2,030		Caraustar Industries, Inc., 9.88%, 4/01/11	2,050,300
BB-	1,010		Del Monte Corp., 8.63%, 12/15/12	1,111,000
BB-	390		Donohue Forest Products, 7.63%, 5/15/07 (Canada)	395,850
			Equistar Chemicals LP/Equistar Funding Corp.,
BB-	2,780		10.13%, 9/01/08	3,009,350
BB-	1,250		10.63%, 5/01/11	1,387,500
BB+	2,000		Georgia-Pacific Corp., 8.00%, 1/15/14-1/15/24	2,258,750
B	500	[2]	Huntsman Intl. LLC, 7.38%, 1/01/15	493,750
BB-	1,450		Huntsman LLC, 11.63%, 10/15/10	1,700,125
BB	200		IMC Global, Inc., Ser. B, 10.88%, 6/01/08	224,750
CCC+	1,670	[2]	Innophos, Inc., 8.88%, 8/15/14	1,703,400
BBB+	165		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	191,813
B	500		Jacuzzi Brands, Inc., 9.63%, 7/01/10	542,500
BB-	790		Lyondell Chemical Co., 10.50%, 6/01/13	904,550
B-	715		Nalco Co., 8.88%, 11/15/13	765,050
BB-	225		Norske Skog Ltd., 7.38%, 3/01/14 (Canada)	220,500
B-	485	[2]	PQ Corp., 7.50%, 2/15/13	476,513
B-	1,000		Resolution Performance Products, Inc., 13.50%, 11/15/10	1,075,000
			Rhodia SA (France)
CCC+	1,915		8.88%, 6/01/11	1,838,400
B3	175		10.25%, 6/01/10	187,687
B-	2,730		Trimas Corp., 9.88%, 6/15/12	2,293,200

				24,670,825

			Building & Development—3.8%
B2	540	[2]	Compression Polymers Corp., 10.50%, 7/01/13 .	549,450
B-	3,000	[2]	Goodman Global Holding Co., Inc., 7.88%, 12/15/12	2,775,000
Ba2	1,000		K Hovnanian Enterprises, Inc., 7.75%, 5/15/13	1,040,000
CCC+	1,375		Nortek, Inc., 8.50%, 9/01/14	1,271,875

				5,636,325

BlackRock High Income Shares (HIS) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Conglomerates—0.9%
B	$1,300		JSG Funding PLC, 9.63%, 10/01/12 (Ireland)	$1,293,500

			Consumer Products—11.4%
CCC	140		Ames True Temper, Inc., 10.00%, 7/15/12	113,400
B	880		Celestica, Inc., 7.63%, 7/01/13 (Canada)	884,400
B+	550		Cenveo Corp., 9.63%, 3/15/12	596,750
B2	650		Elizabeth Arden, Inc., 7.75%, 1/15/14	677,625
B+	1,035		Finlay Fine Jewelry Corp., 8.38%, 6/01/12	921,150
B-	486		FTD, Inc., 7.75%, 2/15/14	473,850
B	678		Gold Kist, Inc., 10.25%, 3/15/14	772,920
B-	500		Jarden Corp., 9.75%, 5/01/12	526,875
B	1,000	[3]	Johnsondiversey Holdings, Inc., zero coupon, 5/15/13	711,250
B-	2,425		Lazydays RV Center, Inc., 11.75%, 5/15/12	2,528,062
B-	810	[3]	Levi Strauss & Co., 7.73%, 4/01/12	767,475
B2	1,640	[2]	Movie Gallery, Inc., 11.00%, 5/01/12	1,722,000
B3	1,000	[2]	NewPage Corp., 10.00%, 5/01/12	1,007,500
B	500		Playtex Products, Inc., 8.00%, 3/01/11	534,375
			Rite Aid Corp.,
B-	750		4.75%, 12/01/06	738,750
B-	715	[2,3]	6.13%, 12/15/18	675,675
B+	250		8.13%, 5/01/10	257,188
B2	2,000		Saks, Inc., 7.38%, 2/15/19	2,000,000
B-	250		Simmons Bedding Co., 7.88%, 1/15/14	215,000
B	500		Swift & Co., 12.50%, 1/01/10	558,125

				16,682,370

			Containers & Packaging—6.2%
B	1,425		Crown Cork & Seal, Inc., 8.00%, 4/15/23	1,382,250
B+	1,430		Crown European Holdings SA, 9.50%, 3/01/11 (France)	1,583,725
B-	1,000		Graphic Packaging Intl., Inc., 9.50%, 8/15/13	1,010,000
B+	1,000		Jefferson Smurfit Corp., 7.50%, 6/01/13	955,000
B	2,600		Owens Brockway, 8.25%, 5/15/13	2,821,000
B	250		Owens Illinois, Inc., 7.35%, 5/15/08	259,375
B	1,000		Stone-Container Corp. Enterprises, Inc., 9.75%, 2/01/11	1,057,500

				9,068,850

			Ecological Services & Equipment—1.6%
			Allied Waste NA, Inc.,
BB-	800		8.50%, 12/01/08	842,000
BB-	1,000		8.88%, 4/01/08	1,045,000
B	400		Casella Waste Systems, Inc., 9.75%, 2/01/13	432,000

				2,319,000

			Energy—18.1%
B+	250		AES Corp., 9.50%, 6/01/09	278,750
CCC+	960		Calpine Energy Finance ULC, 8.50%, 5/01/08 (Canada)	686,400
CCC+	680		Calpine Generating Co. LLC, 11.50%, 4/01/11	608,600
BB	750		Chesapeake Energy Corp., 7.75%, 1/15/15	810,000
			CMS Energy Corp.,
B+	80		7.50%, 1/15/09	84,300
B+	240		9.88%, 10/15/07	262,800
BB-	390	[2]	Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	403,650
			Dynegy Holdings, Inc.,
B	180	[2]	9.88%, 7/15/10	198,000
B	400	[2]	10.13%, 7/15/13	452,000
			El Paso CGP Co.,
B-	1,000		7.75%, 6/15/10	1,021,250
B-	3,250		9.63%, 5/15/12	3,587,187
B	500		El Paso Production Holding Co., 7.75%, 6/01/13	534,375
B	1,600		Exco Resources, Inc., 7.25%, 1/15/11	1,584,000
B	285	[2]	Hilcorp Energy I LP/Hilcorp Finance Corp., 10.50%, 9/01/10	314,925
B-	760	[2]	KCS Energy, Inc., 7.13%, 4/01/12	772,650
			Midwest Generation LLC,
B+	250		8.56%, 1/02/16	276,250
B1	455		8.75%, 5/01/34	509,600

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—(cont’d)
B2	$1,680		Mission Energy Holdings Co., 13.50%, 7/15/08	$1,995,000
B	330	[2]	North American Energy Partners, Inc., 9.00%, 5/15/10 (Canada)	333,300
B-	240	[2]	Ocean Rig AS, 8.38%, 7/01/13 (Norway)	243,600
B	2,000		Orion Power Holdings, Inc., 12.00%, 5/01/10	2,395,000
B	25		Range Resources Corp., 6.38%, 3/15/15	24,875
			Reliant Energy, Inc.,
BB-	555		6.75%, 12/15/14	543,900
BB-	245		9.25%, 7/15/10	265,213
B	1,475		Roseton/Danskammer, Ser.A, 7.27%, 11/08/10	1,467,625
B1	1,000		Tennessee Gas Pipeline Co., 7.50%, 4/01/17	1,090,000
Ba2	60		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	65,400
BB+	200	[2]	TXU Corp., 6.55%, 11/15/34	195,071
Ba3	2,000		Universal Compression, Inc., 7.25%, 5/15/10	2,090,000
B2	835		Utilicorp Finance Corp., 7.75%, 6/15/11 (Canada)	860,050
B2	700		Whiting Petroleum Corp., 7.25%, 5/01/13	717,500
B+	1,550		Williams Cos., Inc., 8.13%, 3/15/12	1,759,250

				26,430,521

			Entertainment & Leisure—5.2%
B+	1,000		Boyd Gaming Corp., 7.75%, 12/15/12	1,068,750
BB+	500		Caesars Entertainment, Inc., 7.88%, 3/15/10	560,000
B1	250	[3]	Felcor Lodging LP, 7.78%, 6/01/11	257,500
			Gaylord Entertainment Co.,
B-	450		6.75%, 11/15/14	436,500
B-	1,000		8.00%, 11/15/13	1,051,250
B	75		Hammons John Q. Hotels LP, Ser. B, 8.88%, 5/15/12	82,125
B	650		Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/10	750,750
BB	450		K2, Inc., 7.38%, 7/01/14	472,500
B	720		Poster Financial Group, Inc., 8.75%, 12/01/11	732,600
B-	705		Riddell Bell Holdings, Inc., 8.38%, 10/01/12	715,575
BB+	500		Royal Caribbean Cruises Ltd., 6.88%, 12/01/13 (Liberia)	532,500
B+	1,000	[2]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.63%, 12/01/14	970,000

				7,630,050

			Financial Institutions—11.1%
B-	1,640		BCP Crystal US Holdings Corp., 9.63%, 6/15/14	1,836,800
B-	200	[2]	Borden US Finance Corp./Nova Scotia Finance ULC, 9.00%, 7/15/14	203,000
BB	200		Crum & Forster Holdings Corp., 10.38%, 6/15/13	217,000
BB	1,250		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	1,187,500
			Ford Motor Credit Co.,
BBB	2,440		5.70%, 1/15/10	2,270,030
BBB	450		7.25%, 10/25/11	435,564
B-	1,945		K&F Acquisition, Inc., 7.75%, 11/15/14	1,979,037
B-	250	[2]	KRATON Polymers LLC/KRATON Polymers Cap. Corp., 8.13%, 1/15/14	240,000
B+	2,955	[2]	Rainbow National Services LLC, 10.38%, 9/01/14	3,398,250
B-	1,055	[2]	Standard Aero Holdings, Inc., 8.25%, 9/01/14	1,107,750
B-	610		UGS Corp., 10.00%, 6/01/12	683,200
B-	110		Universal City Florida Holding Co. I/II, 7.96%, 5/01/10	114,400
B-	2,500		Visant Corp., 7.63%, 10/01/12	2,468,750
BB-	110	[3]	Western Financial Bank, 9.63%, 5/15/12	119,350

				16,260,631

			Health Care—5.0%
CCC+	50		Curative Health Services, Inc., 10.75%, 5/01/11	38,000
BB+	500		Fisher Scientific Intl, Inc., 3.25%, 3/01/24	517,500
B-	500		Genesis Healthcare Corp., 8.00%, 10/15/13	541,250
B3	105		Insight Health Services Corp., Ser. B, 9.88%, 11/01/11	82,425
Ba3	315		NeighborCare, Inc., 6.88%, 11/15/13	334,294
B-	900		Norcross Safety Products LLC/Norcross Capital Corp., 9.88%, 8/15/11	940,500
			Tenet Healthcare Corp.,
B	180		6.38%, 12/01/11	171,900
B	180		9.88%, 7/01/14	193,500
B-	990		Universal Hospital Services, Inc., 10.13%, 11/01/11	1,012,275
CCC+	1,250		Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14	1,353,125

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Health Care—(cont’d)
B-	$1,500		VWR Intl, Inc., 8.00%, 4/15/14	$1,428,750
B+	600		WH Hldgs Ltd./WH Capital Corp., 9.50%, 4/01/11 (Cayman Islands)	642,000

				7,255,519

			Industrials—11.6%
B-	1,000		Blount, Inc., 8.88%, 8/01/12	1,070,000
B-	565		Cenveo Corp., 7.88%, 12/01/13	540,988
B-	2,975	[2]	DI Finance/DynCorp. Intl., 9.50%, 2/15/13	2,751,875
B-	2,000		ERICO Intl. Corp., 8.88%, 3/01/12	2,030,000
NR	2,764	[3,4,5,6]	Goss Graphics Systems, 12.25%, 11/19/05	0
B-	1,000		H&E Equipment Services LLC/H&E Finance Corp., 11.13%, 6/15/12	1,102,500
B-	1,500	[2]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	1,421,250
B-	1,000	[2]	NationsRent Cos., Inc., 9.50%, 5/01/15	985,000
BB-	2,250		Rental-A-Center, Inc., 7.50%, 5/01/10	2,250,000
BB	1,387		Service Corp. Intl., 7.70%, 4/15/09	1,484,090
B3	1,170	[2]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	1,199,250
			United Rentals NA, Inc.,
B+	1,100		7.00%, 2/15/14	1,050,500
B+	1,100		7.75%, 11/15/13	1,078,000

				16,963,453

			Media—21.7%
B-	575		Allbritton Communications Co., 7.75%, 12/15/12	566,375
CCC+	500		American Media Operations, Inc., 10.25%, 5/01/09	501,250
B+	1,600		Argosy Gaming Co., 7.00%, 1/15/14	1,762,000
NR	1,250	[3]	Cablecom SCA, 4.90%, 4/15/12 (Luxembourg) (EUR)	1,498,427
B+	500	[2]	Charter Communciations Operating/Charter Communications Operating Capital, 8.38%, 4/30/14	497,500
CCC+	3,390		Charter Communications Holdings II, LLC/Charter Communications Holdings II Capital Corp., 10.25%, 9/15/10	3,432,375
CCC+	1,250		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., 11.13%, 1/15/11	937,500
B+	550		Corus Entertainment, Inc., 8.75%, 3/01/12 (Canada)	589,875
			CSC Holdings, Inc.,
BB-	600		7.88%, 2/15/18	588,000
B+	2,550		10.50%, 5/15/16	2,741,250
			Dex Media East LLC/Dex Media East Finance Co.,
B1	500		9.88%, 11/15/09	551,250
B	600		12.13%, 11/15/12	718,500
B	488		Dex Media West LLC/Dex Media Finance Co., 9.88%, 8/15/13	558,760
B	750		Dex Media, Inc., 8.00%, 11/15/13	806,250
B	1,000		Echostar Communications Corp., 5.75%, 5/15/08	992,500
BB-	365	[3]	Echostar DBS Corp., 6.35%, 10/01/08	373,213
B	250		General Cable Corp., 9.50%, 11/15/10	266,250
B-	410		Houghton Mifflin Co., 9.88%, 2/01/13	440,750
CCC+	1,200		Nebraska Book Co., Inc., 8.63%, 3/15/12	1,119,000
B-	2,150	[2]	Nexstar Finance, Inc., 7.00%, 1/15/14	1,998,000
			Primedia, Inc.,
B	323		7.63%, 4/01/08	326,634
B	600	[3]	8.64%, 5/15/10	633,000
B	1,310		8.88%, 5/15/11	1,375,500
B	1,035		Quebecor Media, Inc., 11.13%, 7/15/11 (Canada)	1,148,850
BB-	630	[2]	Seneca Gaming Corp., 7.25%, 5/01/12	651,262
			Sinclair Broadcast Group, Inc.,
B	2,150		8.00%, 3/15/12	2,203,750
B	450		8.75%, 12/15/11	472,500
			Vertis, Inc.,
CCC	1,710		10.88%, 6/15/09	1,624,500
Caa2	750	[2]	13.50%, 12/07/09	551,250
B-	95	[2,3]	WMG Hldgs. Corp., 9.50%, 12/15/14	65,550
CCC	300		WRC Media, Inc./Weekly Reader Corp./JLC Learning Corp., 12.75%, 11/15/09	317,250
CCC	1,510		Young Broadcasting, Inc., 10.00%, 3/01/11	1,438,275

				31,747,346

BlackRock High Income Shares (HIS) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Technology—1.8%
B+	$200	[2]	Hynix Semiconductor, Inc., 9.88%, 7/01/12 (South Korea)	$198,500
B1	1,060		Lucent Technologies, Inc., 6.45%, 3/15/29	948,700
			MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. (Luxembourg)
Ba3	60	[2,3]	6.66%, 12/15/11	59,700
Ba3	500	[2]	6.88%, 12/15/11	492,500
B	385		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	383,075
Ba2	500		Xerox Corp., 7.63%, 6/15/13	538,125

				2,620,600

			Telecommunications—12.0%
B2	750	[3]	Airgate PCS, Inc., 6.89%, 10/15/11	766,875
B+	1,000		American Tower Corp., 7.13%, 10/15/12	1,057,500
B+	2,085		Cincinnati Bell, Inc., 7.25%, 7/15/13	2,194,463
B-	170	[2,3]	Hawaiian Telcom Communications, Inc., 8.91%, 5/01/13	174,675
B+	500		Insight Midwest LP/Insight Capital, 10.50%, 11/01/10	530,000
			Intelsat Ltd. (Bermuda)
B+	595	[2,3]	7.81%, 1/15/12	605,413
B+	1,235	[2]	8.63%, 1/15/15	1,299,837
			Lucent Technologies, Inc.,
B1	550		5.50%, 11/15/08	548,625
B1	2,050		6.50%, 1/15/28	1,829,625
B+	1,072		PanAmSat Corp., 9.00%, 8/15/14	1,168,480
NR	3,000	[3,4,5,6]	Poland Telecom Finance BV, 14.00%, 12/01/07 (Netherlands)	0
B	230		Qwest Capital Funding, Inc., 7.00%, 8/03/09	223,100
			Qwest Corp.,
BB	1,000	[2,3]	6.67%, 6/15/13	1,033,750
BB-	3,190	[2,3]	9.13%, 3/15/12	3,461,150
B+	535	[3]	Qwest Services Corp., 13.50%, 12/15/10	617,925
B+	350		Rogers Wireless Communications, Inc., 8.00%, 12/15/12 (Canada)	376,250
			Rural Cellular Corp.,
B2	1,000		8.25%, 3/15/12	1,045,000
CCC	560		9.88%, 2/01/10	578,200

				17,510,868

			Transportation—2.6%
B	755	[2]	CHC Helicopter Corp., 7.38%, 5/01/14 (Canada)	753,112
B+	200		General Maritime Corp., 10.00%, 3/15/13 (Marshall Island)	216,500
B3	2,050	[2]	Horizon Lines LLC, 9.00%, 11/01/12	2,137,125
BB+	660		Overseas Shipholding Group, Inc., 8.25%, 3/15/13	689,700

				3,796,437

			Total Corporate Bonds	201,480,595

Shares

		Common Stock—0.0%
64	[5]	Goss Holdings Inc.	1
0		Crown Castle Intl. Corp.	10,058

		Total Common Stock	10,059

		Preferred Securities—1.6%
		Consumer Products—0.5%
30		Smurfit-Stone Container Corp.,	695,100

		Containers & Packaging—0.1%
5		Owens Illinois, Inc.	202,600

		Energy—0.4%
1	[2]	NRG Energy, Inc.,	547,938

		Media—0.3%
10		Emmis Communications Corp.,	430,848

		Telecommunications—0.3%
10		Crown Castle International Corp.,	484,650

		Total Preferred Securities	2,361,136

BlackRock High Income Shares (HIS) (continued)

Principal Amount (000)		Description	Value

		Warrants—0.0%
$4	[2,5,6]	Pliant Corp., expires 6/01/10	$0

		Total Long-Term Investments (cost $210,502,012)	203,851,790

		SHORT-TERM INVESTMENTS—4.7%
		U.S. Government and Agency Zero Coupon Bonds—4.7%
6,900		Federal Home Loan Bank Discount Note, 2.65%, 7/1/05 (cost $6,900,000)	6,900,000

		Total investments—144.1% (cost $217,402,0127)	$210,751,790
		Liabilities in excess of other assets—(44.1)%	(64,512,933)

		Net Assets—100%	$146,238,857

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2005, the Trust held 28.1% of its net assets, with a current market value of $41,157,321 in securities restricted as to resale.

[3]	Security interest rate is as of June 30, 2005.
[4]	Issuer is technically in default and/or bankruptcy.
[5]	Security is fair valued.
[6]	Illiquid security.
[7]

Cost for Federal income tax purposes is $217,445,531. The net unrealized depreciation on a tax basis is $6,703,741 consisting of $5,563,400 gross unrealized appreciation and $12,267,141 gross unrealized depreciation.

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

EUR – European Monetary Unit

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2005
BlackRock Preferred Opportunity Trust (BPP)

Rating[1]	Shares		Description	Value

			LONG-TERM INVESTMENTS—148.2%
			Preferred Securities—67.7%
			Consumer Products—0.5%
BBB-	20,000	[2]	Dairy Farmers of America, Inc., 7.875%	$2,091,250

			Energy—2.9%
BB+	5,000		Devon Energy Corp., Ser. A, 6.49%	506,250
B-	115,000		Hanover Compressor Cap. Trust, 7.25%, expires 12/14/29, price $17.875, 2.7972 shares	5,492,400
Baa3	275,000		Nexen, Inc., 7.35% (Canada)	7,251,750

				13,250,400

			Financial Institutions—49.7%
Aa2	600		ABN Amro NA, Inc., 6.46%	583,020
BBB-	300,000		ACE Ltd., Ser. C, 7.80% (United Kingdom)	8,081,250
A	433,100		Banco Santander Central Hispano SA, Ser. 1, 6.41% (Spain)	10,969,124
A2	30,000		Banesto Hldgs. Ltd., Ser. A, 10.50% (Bailiwick of Guernsey)	945,000
A3	100,000		Bear Stearns Co., Inc., Ser. E, 6.15%	5,130,000
B+	60,000		Chevy Chase Preferred Cap. Corp., Ser. A, 10.375%	3,489,000
A3	23,600		Citigroup Cap. I, 6.75% (CORTS)	611,476
AA	40,000		Citigroup Cap. X, 6.10%	1,008,000
AA	50,000		Citigroup Cap. XI, 6.00%	1,256,000
BB	80,000		Colonial Cap. Trust IV, 7.875%	2,076,800
			Credit Suisse First Boston, Inc. (SATURNS)
Aa3	11,100		6.25%	279,609
Aa3	12,300		7.00%	322,106
BBB+	137,500		Everest Re Cap. Trust, 7.85% (Barbados)	3,682,429
BBB+	30,000		Everest Re Cap. Trust II, Ser. B, 6.20%	708,000
			Federal Home Loan Mortgage Corp.
AA-	221,500		Ser. F, 5.00%	9,420,990
AA-	102,958		Ser. H, 5.10%	4,478,673
AA	15,200		Financial Security Assurance Holdings Ltd., 5.60%	376,960
			First Republic Bank,
BBB-	185,000		6.25%	4,538,050
BBB-	277,200		6.70%	7,224,525
BBB-	120,000		First Republic Preferred Cap. Corp., 7.25%	3,036,000
Aa3	85,000		Fleet Cap. Trust VII, 7.20%	2,188,750
Aa3	26,100		Fleet Cap. Trust VIII, 7.20%	677,556
			Goldman Sachs Group, Inc., The,
Aa3	20,000		5.625% (SATURNS)	469,200
Aa3	42,000		5.80% (CORTS)	1,047,060
Aa3	102,900		6.00% (SATURNS)	2,546,775
			ING Groep NV (Netherlands)
A-	76,700		7.05%	2,008,581
A-	560,337		7.20%	14,764,880
A1	80,000		JP Morgan Chase Cap. XII, 6.25%	2,030,000
A1	150,000		JP Morgan Chase Cap. XIV, 6.20%	3,774,000
A3	117,200		KeyCorp Cap. V, 5.875%	2,900,700
A2	263,400		Lehman Brothers Holdings Cap. Trust III, Ser. K, 6.375%	6,659,094
A2	90,000		Lehman Brothers Holdings Cap. Trust IV, Ser. L, 6.375%	2,286,000
A2	146,500		Lehman Brothers Holdings Cap. Trust V, Ser. M, 6.00%	3,627,340
A-	31,100		Lehman Brothers Holdings, Inc., Ser. D, 5.67%	1,568,606
A1	20,000		Merrill Lynch Preferred Cap. Trust III, 7.00%	522,500
A+	86,900		Merrill Lynch Preferred Cap. Trust V, 7.28%	2,315,016
A-	525,000		MetLife, Inc., Ser. B, 6.5%	13,219,500
A+	337,000		Morgan Stanley Cap. Trust III, 6.25%	8,482,290
BBB-	7,200		News Corp. Ltd., The, Ser. 9, Class 1, 8.125% (CORTS)	187,848
A	209,400		Partnerre Ltd., Ser. C, 6.75% (Bermuda)	5,352,788
BBB	79,385		Phoenix Cos. Inc., The, 7.45%	2,040,195
BBB+	18,400		PLC Cap. Trust IV, 7.25%	485,300
A-	409,975	[3]	Principal Financial Group, 6.518%	10,249,375
			Renaissancere Holdings Ltd. (Bermuda)
BBB+	271,725		Ser. B, 7.30%	7,192,235
BBB+	240,000		Ser. C, 6.08%	5,719,200
BBB-	30		Roslyn Real Estate Asset Corp., Ser. C, 8.95%	3,037,500
AA-	375,000		Royal Bank of Scotland Group PLC, ADR, 6.35%	9,450,000

See Notes to Financial Statements.

BlackRock Preferred Opportunity Trust (BPP) (continued)

Rating[1]	Shares		Description	Value

			Financial Institutions—(cont’d)
			Safeco Cap. Trust I,
Baa2	4,100		8.072% (CORTS)	$110,864
Baa2	23,600		8.25% (SATURNS)	622,551
Baa2	2,000		8.375% (CORTS)	54,480
Baa2	14,700		8.70% (CORTS)	394,107
Baa2	35,700		8.75% (CORTS)	1,056,945
			SLM Corp.,
A-	100,000	[3]	4.07%	10,000,000
A-	5,000		Ser. A, 6.97%	287,813
BBB-	51,000		Sprint Corp., Ser. 17, Class A1, 7.00% (CORTS)	1,259,434
BBB-	103,439		Structured Repackaged Asset-Backed Trust Securities, 6.50%	2,529,084
A	60	[2]	Union Planters Preferred Funding Corp., 7.75%	7,056,720
Aa3	55,000		USB Capital IV, 7.35%	1,433,438
BBB-	11,100		Valero Energy Corp., 7.25% (PPLUS)	288,156
A2	504,400		Wachovia Preferred Funding Corp., Ser. A, 7.25%	14,485,763
Baa1	5,200		Washington Mutual Cap. I, 7.65% (CORTS)	133,738
BBB+	13,500		XL Cap. Ltd., Ser. A, 8.00% (Cayman Islands)	358,173
Baa1	143,865		Zions Cap. Trust, 8.00%	3,879,866
Baa2	2,000	[2,3]	Zurich Regcaps Funding Trust, 6.58%	2,125,820

				229,096,253

			Real Estate—14.6%
			AMB Property Corp.,
BBB	80,000		Ser. L, 6.50%	2,012,504
BBB	170,000		Ser. M, 6.75%	4,345,200
			BRE Properties,
BBB-	225,000		Ser. C, 6.75%	5,604,750
BBB-	80,000		Ser. D, 6.75%	1,995,000
BBB-	78,888		CarrAmerica Realty Corp., Ser. E, 7.50%	2,040,830
			Developers Diversified Realty Corp.,
BBB-	120,000		7.375%	3,048,756
BBB-	15,900		7.50%	407,040
			Duke Realty Corp.,
BBB	90,000		Ser. J, 6.625%	2,296,800
BBB	160,800		Ser. K, 6.50%	4,055,183
			Equity Residential,
BBB+	19,800		Ser. B, 9.125%	500,544
BBB	120,000		Ser. N, 6.48%,	3,001,200
BBB+	322,000		Kimco Realty Corp., Ser. F, 6.65%	8,251,250
BBB+	255,200		NB Cap. Corp., 8.35%	6,984,824
BBB	324,000		Regency Centers Corp., 7.45%	8,312,641
Aa3	30	[2]	Sun Trust Real Estate Investment Corp., 9.00%	3,679,500
BB-	100,000		Taubman Centers, Inc., Ser. H, 7.625%	2,512,500
A-	320,000		Weingarten Realty Investors, Ser. D, 6.75%	8,323,200

				67,371,722

			Total Preferred Securities	311,809,625

	Principal Amount (000)

			Trust Preferred Securities—44.3%
			Energy—1.8%
BB+	$3,000		HL&P Cap. Trust II, Ser. B, 8.257%, 2/01/37	3,060,000
Baa3	4,655		K N Cap. Trust III, 7.63%, 4/15/28	5,448,678

				8,508,678

			Financial Institutions—39.9%
A2	2,500	[3]	Abbey National Cap. Trust I, 8.963%, 6/30/30	3,646,213
Ba2	6,500		AFC Cap. Trust I, Ser. B, 8.207%, 2/03/27	7,366,983
A2	6,000	[2,4]	AgFirst Farm Credit Bank, 7.30%, 10/14/49	6,349,800
BBB	5,500		AON Corp., 8.205%, 1/01/27	6,511,065
BBB	5,000		Astoria Cap. Trust 1, Ser. B, 9.75%, 11/01/29	6,122,750
A3	9,774		AXA SA, 7.10%, 5/29/49 (France)	10,186,033
A+	3,557		BNP Paribas Cap. Trust V, zero coupon, 12/31/49	3,709,951
A1	5,500		California Preferred Funding Trust, 7.00%, 1/30/49	5,720,000
A2	8,000	[2,3]	CBA Cap. Trust I, 5.805%, 12/31/49	8,446,640

See Notes to Financial Statements.

BlackRock Preferred Opportunity Trust (BPP) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Financial Institutions—(cont’d)
BB	$1,100		Colonial Cap. Trust II, Ser. A, 8.92%, 1/15/27	$1,198,219
A1	3,000		Credit Agricole Preferred Fund Trust II, 7.00%, 8/29/49 (Luxembourg)	3,120,000
Aa3	10,000	[2,3]	Danske Bank A/S, 5.914%, 12/31/49 (Denmark)	10,716,600
A	4,500	[2,3]	Deutsche Bank Cap. Funding, 7.872%, 12/29/49	5,031,990
A3	8,000	[2]	Dresdner Funding Trust I, 8.151%, 6/30/31	10,257,920
Baa2	1,100		FCB/NC Cap. Trust I, 8.05%, 3/01/28	1,211,045
A3	5,000		Greenpoint Cap. Trust I, 9.10%, 6/01/27	5,557,100
			HBOS Cap. Funding LP,
A1	10,000	[2,3]	6.071%, 12/31/49 (United Kingdom)	10,787,000
A1	5,000		6.85%, 3/29/49 (United Kingdom)	5,137,500
AA-	10,835	[2,3]	HSBC Cap. Funding LP, 9.55%, 12/31/49 (Bailiwick of Jersey)	13,174,168
BBB-	1,400		HUBCO Cap. Trust I, Ser. B, 8.98%, 2/01/27	1,546,916
BBB-	3,000		HUBCO Cap. Trust II, Ser. B, 7.65%, 6/15/28	3,128,623
A1	1,000		JPM Cap. Trust II, 7.95%, 2/01/27	1,086,388
A1	156		JPM Chase Capital IX, zero coupon, 6/01/35	3,907,800
BBB+	10,000	[2,3]	Mangrove Bay Pass-Through Trust, 6.102%, 7/15/33	10,275,300
BB+	3,145		Markel Cap. Trust I, Ser. B, 8.71%, 1/01/46	3,406,695
Aa3	1		Morgan Stanley, zero coupon (PPLUS)	33,597
A2	2,000		NBP Capital Trust III, 7.375%, 10/29/49	2,130,000
A3	3,000		North Fork Cap. Trust II, 8.00%, 12/15/27	3,295,020
BBB+	5,000		Old Mutual Cap. Funding, 8.00%, 5/29/49	5,292,500
BB+	4,200		Provident Financing Trust I, 7.405%, 3/15/38	3,916,500
A1	3,000		RBS Cap. Trust, 6.80%, 12/31/49 (United Kingdom)	3,096,530
A+	4,600	[2]	State Street Institutional Cap., Ser. A, 7.94%, 12/30/26	4,981,156
A+	7,500	[2]	Sun Life of Canada US Cap. Trust I, 8.526%, 5/29/49 (Canada)	8,256,900
BBB-	5,000	[2]	Webster Cap. Trust I, 9.36%, 1/29/27	5,468,650

				184,073,552

			Real Estate—2.6%
BB+	8,180	[2]	Sovereign Real Estate Investor Corp., 12.00%, 8/29/49	11,874,419

			Total Bank Trust Preferred Securities	204,456,649

			Corporate Bonds—36.2%
			Aerospace & Defense—0.3%
B-	1,625	[2]	DI Finance/Dyn Corp. Intl., 9.50%, 2/15/13	1,503,125

			Automotive—1.1%
B-	300		Accuride Corp., 8.50%, 2/01/15	293,250
BB+	125		Arvinmeritor, Inc., 8.75%, 3/01/12	130,625
B	70		Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	64,050
B-	255		Delphi Corp., 6.50%, 5/01/09	211,650
B-	1,000		Dura Operating Corp., Ser. B, 8.625%, 4/15/12	905,000
B-	130		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	126,100
CCC+	250	[2,3]	Metaldyne Corp., 10.00%, 11/01/13	203,750
B-	2,850		Rexnord Corp., 10.125%, 12/15/12	3,120,750

				5,055,175

			Basic Materials—1.4%
BB-	375		Abitibi-Consolidated, Inc., 8.375%, 4/01/15 (Canada)	382,969
B-	2,045		Caraustar Industries, Inc., 9.875%, 4/01/11	2,065,450
BB-	200		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	203,000
BB-	2,700		Lyondell Chemical Co., 11.125%, 7/15/12	3,057,750
B3	450	[2]	NewPage Corp., 10.00%, 5/01/12	453,375
B-	200	[2]	PQ Corp., 7.50%, 2/15/13	196,500

				6,359,044

			Building & Development—0.2%
B2	260	[2]	Compression Polymers Corp., 10.50%, 7/01/13	264,550
B-	790	[2]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	730,750

				995,300

			Consumer Products—2.5%
B3	115		ALH Finance LLC, 8.50%, 1/15/13	105,800
BB+	6,000		Delhaize America, Inc., 9.00%, 4/15/31	7,530,480
B+	320		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	284,800
B	110		Gold Kist, Inc., 10.25%, 3/15/14	125,400
B-	1,260		Lazydays RV Center, Inc., 11.75%, 5/15/12	1,313,550
B-	510	[3]	Levi Strauss & Co., 7.73%, 4/01/12	483,225
B2	850	[2]	Movie Gallery, Inc., 11.00%, 5/01/12	892,500
B-	750	[2,3]	Rite Aid Corp., 6.125%, 12/15/08	708,750

				11,444,505

See Notes to Financial Statements.

BlackRock Preferred Opportunity Trust (BPP) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Containers & Packaging—0.7%
B+	$3,000		Crown European Holdings SA, 9.50%, 3/01/11 (France)	$3,322,500

			Ecological Services & Equipment—0.1%
BB-	400	[2]	Allied Waste North America, Inc., 7.25%, 3/15/15	385,000

			Energy—2.8%
B1	3,000		AES Corp., 8.875%, 2/15/11	3,345,000
BB-	210	[2]	Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	217,350
B2	710		Dresser, Inc., 9.375%, 4/15/11	747,275
B	1,120	[2]	Dynegy Holdings, Inc., 10.125%, 7/15/13	1,265,600
B+	20		Midwest Generation LLC, 8.56%, 1/02/16	22,100
B	170	[2]	North American Energy Partners, Inc., 9.00%, 5/15/10 (Canada)	171,700
B-	130	[2]	Ocean Rig Norway AS, 8.375%, 7/01/13 (Norway)	131,950
B	2,950		Orion Power Holdings, Inc., 12.00%, 5/01/10	3,532,625
B2	1,185		Utilicorp Canada Finance Corp., 7.75%, 6/15/11 (Canada)	1,220,550
B+	2,000		Williams Cos., Inc., 7.125%, 9/01/11	2,165,000

				12,819,150

			Entertainment & Leisure—0.1%
B	130		Poster Financial Group, Inc., 8.75%, 12/01/11	132,275
B+	190	[2]	Wynn Las Vegas LLC, 6.625%, 12/01/14	184,300

				316,575

			Financial Institutions—18.5%
AA-	8,500	[2,4,5]	American General Institute Cap., 7.57%, 12/01/45	11,011,920
BB	415	[2]	American Real Estate Partners LP, 7.125%, 2/15/13	408,775
Aa3	5,000		BAC Capital Trust V, 5.625%, 3/08/35	5,278,700
			Barclays Bank PLC,
NR	1,890	[3]	6.278%, 12/01/34	1,930,163
Aa3	1,105	[2,3]	6.86%, 6/01/32 (United Kingdom)	1,296,055
B-	350		BCP Crystal US Holdings Corp., 9.625%, 6/15/14	392,000
BB	1,000		Crum & Forster Holdings Corp., 10.375%, 6/15/13	1,085,000
BB	8,000		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	7,600,000
BBB	11,500		First Midwest Cap. Trust I, Ser. B, 6.95%, 12/01/33	13,242,848
BBB	125		Ford Motor Credit Co., 7.25%, 10/25/11	120,990
Aa3	7,000		HSBC Bank USA, Inc., 5.875%, 11/01/34	7,725,690
BBB-	5,000		Kingsway America, Inc., 7.50%, 2/01/14	5,330,150
Aa2	7,399		Lloyds Bank Ltd., 6.90%, 11/22/49	7,731,215
A	8,000		Prudential, 6.50%, 6/29/49	8,040,000
A3	4,000		Resparcs Funding LP, 8.00%, 12/30/49 (United Kingdom)	4,210,000
Ba1	2,000		Sovereign Capital Trust 1, 9.00%, 4/01/27	2,162,160
NR	4,362	[3]	Structured Asset Receivable Trust, 1.649%, 1/21/10	4,344,050
B-	60	[3]	Universal City Florida Holding Co. I, 7.96%, 5/01/10	62,400
BB-	60		Western Financial Bank, 9.625%, 5/15/12	65,100
A2	3,000	[2,3]	Westpac Cap. Trust IV, 5.256%, 3/31/16	3,017,340

				85,054,556

			Health Care—0.3%
B3	920		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	722,200
			Tenet Healthcare Corp.,
B	90		6.375%, 12/01/11	85,950
B	90		9.875%, 7/01/14	96,750
B-	520		Universal Hospital Services, Inc., 10.125%, 11/01/11	531,700

				1,436,600

			Industrials—1.4%
B+	3,000		Cenveo Corp., 9.625%, 3/15/12	3,255,000
B-	300		ERICO Intl. Corp., 8.875%, 3/01/12	304,500
B-	400	[2]	Hydrochem Industrial Services, 9.25%, 2/15/13	368,000
B-	3,000		Trimas Corp., 9.875%, 6/15/12	2,520,000

				6,447,500

			Media—3.8%
BBB+	253		AOL Time Warner, Inc., Ser. A-1, zero coupon (CABCO)	6,623,627
BBB	110		Comcast Corp., zero coupon, 11/15/29	5,032,500
B	1,950		Dex Media East, LLC, 12.125%, 11/15/12	2,335,125
B-	210	[2]	Nexstar Finance, Inc., 7.00%, 1/15/14	194,513
CCC	3,000		WRC Media, Inc., 12.75%, 11/15/09	3,180,000

				17,365,765

See Notes to Financial Statements.

BlackRock Preferred Opportunity Trust (BPP) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Real Estate—1.4%
			Rouse Co.,
BB+	$5,000		3.625%, 3/15/09	$4,735,900
BB+	2,000		5.375%, 11/26/13	1,959,280

				6,695,180

			Technology—0.2%
B+	120	[2]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	119,100
B1	185		Lucent Technologies, Inc., 6.50%, 1/15/28	165,112
B	460		Superior Essex Communications LLC, 9.00%, 4/15/12	457,700

				741,912

			Telecommunications—1.0%
B+	290		Cincinnati Bell, Inc., 7.25%, 7/15/13	305,225
B-	190	[2,3]	Hawaiian Telcom Communications, Inc., 8.914%, 5/01/13	195,225
			Intelsat Ltd.,
B	200		5.25%, 11/01/08 (Bermuda)	186,750
B+	185	[2,3]	7.805%, 1/15/12 (Bermuda)	188,237
B+	250	[2]	8.25%, 1/15/13 (Bermuda)	258,125
B+	355	[2]	8.625%, 1/15/15 (Bermuda)	373,638
			Qwest Corp.,
BB	610	[2,3]	6.671%, 6/15/13	622,200
BB	1,845	[2]	7.875%, 9/01/11	1,918,800
B+	450	[3]	Qwest Services Corp., 13.50%, 12/15/10	519,750

				4,567,950

			Transportation—0.4%
B3	40	[2]	Horizon Lines LLC, 9.00%, 11/01/12	41,700
B+	80		OMI Corp., 7.625%, 12/01/13 (Marshall Island)	80,000
B3	1,910		Sea Containers Ltd., 10.50%, 5/15/12 (Bermuda)	1,972,075

				2,093,775

			Total Corporate Bonds	166,603,612

			U.S. Government and Agency Securities—0.0%
	25		U. S. Treasury Notes, 4.00%, 2/15/15	25,145

			Total Investments before borrowed bonds and investments sold short (cost $659,642,6307)	682,895,031

			BORROWED BOND—5.4%
			U.S. Government and Agency Securities—5.4%
	25,236	[6]	U.S. Treasury Bonds, 2.25%, 7/01/05 (cost $25,235,875)	25,235,875

			INVESTMENT SOLD SHORT—(5.4)%
			U.S. Government and Agency Securities—(5.4)%
	(21,140)		U.S. Treasury Bonds, 5.375%, 2/15/31 (proceeds $23,390,956)	(25,040,964)

			Total investments net of borrowed bonds and investments sold short—148.2%	$683,089,942
			Liabilities in excess of other assets—(0.3)%	(1,386,054)
			Preferred shares at redemption value, including dividends payable—(47.9)%	(220,854,181)

			Net Assets—100%	$460,849,707

[1]	Using the higher of S&P’s, Moody’s or Fitch’s ratings.
[2]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2005, the Trust held 32.1% of its net assets, with a current market value of $147,896,661, in securities restricted as to resale.

[3]	Security interest rate is as of June 30, 2005.
[4]

Securities, or a portion thereof, pledged as collateral with a value of $8,031,521 on 1,327 short U.S. Treasury Note futures contracts expiring Sept. 2005. The value of such contracts on June 30, 2005 was $154,085,063, with an unrealized loss of $1,929,545.

[5]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.
[6]	The interest rate and maturity date shown represent the terms of the bonds borrowed transaction, not the security borrowed (See Note 1).
[7]

Cost for Federal income tax purposes is $659,696,118. The net unrealized appreciation on a tax basis is $23,198,913 consisting of $25,826,255 gross unrealized appreciation and $2,627,342 gross unrealized depreciation.

A category in the Preferred Securities, Trust Preferred Securities and Corporate Bonds sections may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS
CABCO	—	Corporate Asset Backed Corporation	PPLUS	—	Preferred Plus
CORTS	—	Corporate Backed Trust Securities	SATURNS	—	Structured Asset Trust Unit Repackagings

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
June 30, 2005

	Advantage Term Trust[1] (BAT)	Global Floating Rate Income Trust (BGT)	High Income Shares (HIS)	Preferred Opportunity Trust (BPP)

Assets
Investments at value[2]	$130,120,520	$715,122,787	$210,751,790	$682,895,031
Cash	131,908	100,276	21,424	2,898,657
Foreign currency at value[3]	—	37,907	605	—
Receivable from investments sold	—	14,076,904	4,241,909	740,391
Deposits with brokers as collateral for borrowed bonds	—	—	—	25,235,875
Unrealized gain on foreign currency exchange contracts	—	1,143,469	114,638	—
Income receivable	78,940	7,555,602	4,079,854	5,878,874
Unrealized appreciation on credit default swaps	589	3,163	—	—
Other assets	34,964	62,601	44,496	96,995

	130,366,921	738,102,709	219,254,716	717,745,823

Liabilities
Reverse repurchase agreement	31,903,403	23,723,000	—	1,437,000
Payable for investments purchased	—	16,327,183	5,126,138	2,996,400
Loan payable	—	—	66,000,000	—
Investments sold short at value[4]	—	—	—	25,040,964
Outstanding options written at value	—	—	—	—
Interest payable	60,844	30,168	139,226	1,509,525
Unrealized depreciation on interest rate swaps	—	—		4,009,523
Variation margin payable	—	—	—	529,313
Unrealized loss on foreign currency exchange contracts	—	216,927	—	—
Cash with brokers as collateral	—	400,000	—	—
Dividends payable	—	—	1,250,590	—
Investment advisory fee payable	40,362	326,416	258,805	366,709
Administration fee payable	13,934	—	—	—
Deferred Directors’ or Trustees’ fees	26,629	6,419	1,304	41,469
Payable to affiliates	12,224	25,902	—	—
Other accrued expenses	115,492	380,987	239,796	111,032

	32,172,888	41,437,002	73,015,859	36,041,935

Preferred Shares at Redemption Value
$.001 par value per share and $25,000 liquidation value per share, including dividends payable[5]	—	243,517,734	—	220,854,181

Net Assets Applicable to Common Shareholders	$98,194,033	$453,147,973	$146,238,857	$460,849,707

Composition of Net Assets Applicable to Common Shareholders:
Par value	$95,107	$23,481	$—	$18,306
Paid-in capital in excess of par	88,784,068	444,690,260	402,502,980	433,520,477
Undistributed (distributions in excess of) net investment income	10,616,024	1,741,018	(598,326)	1,545,342
Accumulated net realized gain (loss)	(1,749,932)	(59,826)	(249,129,235)	10,450,184
Net unrealized appreciation (depreciation)	448,766	6,753,040	(6,536,562)	15,315,398

Net assets applicable to common shareholders, June 30, 2005	$98,194,033	$453,147,973	$146,238,857	$460,849,707

Net asset value per common share[6]	$10.32	$19.30	$2.69	$25.18

[1] Consolidated Statement of Assets and Liabilities
[2] Investments at cost	$129,672,547	$709,295,900	$217,402,012	$659,642,630
[3] Foriegn currency at cost	—	40,386	650	—
[4] Proceeds received	—	—	—	23,390,956
[5] Preferred shares outstanding	—	9,738	—	8,832
[6] Common shares outstanding	9,510,667	23,481,021	54,404,224	18,305,777

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (unaudited) For the six months ended June 30, 2005

	Advantage Term Trust[1] (BAT)	Global Floating Rate Income Trust (BGT)	High Income Shares (HIS)	Preferred Opportunity Trust (BPP)

Net Investment Income
Interest income	$3,875,656	$20,769,948	$8,668,596	$13,150,376
Dividend income	983	121	74,045	9,608,128

Total investment income	3,876,639	20,770,069	8,742,641	22,758,504

Expenses
Investment advisory	245,415	2,641,649	782,296	2,235,186
Administration	39,267	—	8,537	—
Transfer agent	7,702	10,780	11,198	7,421
Custodian	38,958	106,656	39,138	61,049
Reports to shareholders	15,307	56,872	41,310	46,571
Trustees	8,465	29,177	15,893	27,874
Registration	11,893	10,410	20,609	9,472
Independent accountants	21,199	25,204	25,950	19,452
Legal	14,795	21,832	9,140	24,395
Insurance	4,222	26,312	13,104	22,166
Auction agent	—	317,884	—	286,412
Miscellaneous	46,054	35,516	42,088	37,205

Total expenses excluding interest expense	453,277	3,282,292	1,009,263	2,777,203
Interest Expense	391,597	257,769	1,011,685	57,278

Total expenses	844,874	3,540,061	2,020,948	2,834,481
Less fees waived by Advisor	—	(704,440)	—	—
Less fees paid indirectly	(1,174)	(25,230)	(2,950)	(3,276)

Net expenses	843,700	2,810,391	2,017,998	2,831,205

Net investment income	3,032,939	17,959,678	6,724,643	19,927,299

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	390,242	71,612	4,247,605	6,321,629
Foreign currency	—	(87,154)	(11,610)	—
Futures	—	—	—	(6,567,708)

Total Realized Gain (Loss)	390,242	(15,542)	4,235,995	(246,079)

Net change in unrealized appreciation\depreciation on:
Investments	(2,504,956)	(1,605,016)	(13,123,609)	(14,292,895)
Foreign currency	—	—	85,624	—

	(2,504,956)	(1,605,016)	(13,037,985)	(14,292,895)

Net loss	(2,114,714)	(1,620,558)	(8,801,990)	(14,538,974)

Dividends to Preferred Shareholders from Net Investment Income	—	(3,364,567)	—	(3,092,742)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$918,225	$12,974,553	$(2,077,347)	$2,295,583

[1]	Consolidated Statement of Operations.

See Notes to Financial Statements.

STATEMENTS OF CASH FLOWS (unaudited) For the six months ended June 30, 2005

	Advantage Term Trust[1] (BAT)	Global Floating Rate Income Trust (BGT)	High Income Shares (HIS)	Preferred Opportunity Trust (BPP)

Reconciliation of Net Increase (Decrease) in Net Assets Resulting from Operations to Net Cash Provided by (Used for) Operating Activities
Net Increase (Decrease) in net assets resulting from operations	$918,225	$16,339,120	$(2,077,347)	$5,388,325

Purchases of long-term investments	(6,681,039)	(171,348,766)	(160,356,505)	(238,953,267)
Proceeds from sales of long-term investments	47,112,967	169,825,306	167,856,042	227,684,812
Increase in short-term investments	(29,408,355)	22,133,201	(5,736,326)	(7,463,113)
Amortization of premium and discounts on investments	(3,693,390)	(1,262,555)	(4,592,727)	13,607,455
Net realized loss (gain)	(390,242)	15,542	(4,235,995)	246,079
Decrease in unrealized appreciation/depreciation	2,504,956	1,605,016	13,037,985	14,292,895
Increase in interest rate floor	—	—	—	(529,313)
Decrease (Increase) in receivable for investments sold	10,000,000	(13,624,538)	(3,406,714)	—
Increase in receivable for open forward foreign currency contracts	—	(16,410,298)	(1,727,167)	—
Decrease (Increase) in interest receivable	113,016	(1,953,679)	(119,777)	(276,678)
Decrease (Increase) in other assets	(6,877)	(22,649)	296,539	(43,011)
Increase (Decrease) in payable for investments purchased	—	(33,048,663)	5,128,118	2,996,400
Increase in payable for open forward foreign currency contracts	—	16,060,292	1,613,461	—
Increase in payable for closed forward foreign currency contracts, net	—	400,000	—	—
Increase (Decrease) in interest payable	(6,215)	30,168	(5,075)	173,246
Increase (Decrease) in investment advisory fee payable	(2,833)	1,542	127,796	(16,868)
Increase (Decrease) in administration fee payable	(454)	—	—	—
Increase (Decrease) in deferred Directors’/Trustees’ fees	2,649	4,324	(234,692)	7,099
Decrease in accrued expenses	(88,555)	(66,207)	(122,484)	(22,769)
Increase in payable to affiliates	4,163	17,309	—	—

Total adjustments	19,459,791	(27,644,655)	7,522,479	11,702,967

Net cash provided by (used for) operating activities	$20,378,016	$(11,305,535)	$5,445,132	$17,091,292

Increase (Decrease) in Cash and Foreign Currency
Net cash provided by (used for) operating activities	$20,378,016	$(11,305,535)	$5,445,132	$17,091,292

Cash provided by (used for) financing activities:
Increase (Decrease) in reverse repurchase agreements	(8,041,472)	23,723,000	—	1,437,000
Increase in preferred shares at redemption value including dividends payable	—	32,028	—	22,327
Cash dividends paid	(2,456,919)	(14,318,463)	(6,246,769)	(18,347,587)

Net cash provided by (used for) financing activities	(10,498,391)	9,436,565	(6,246,769)	(16,888,260)

Net increase (decrease) in cash	9,879,625	(1,868,970)	(801,637)	203,032
Cash and foreign currency at beginning of period	(9,747,717)	2,007,153	823,106	2,695,625

Cash and foreign currency at end of period	$131,908	$138,183	$21,469	$2,898,657

[1]	Consolidated Statement of Cash Flows.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended June 30, 2005 (unaudited) and for the period ended December 31, 2004

	Advantage		Global Floating Rate
	Term Trust[1]		Income Trust
	(BAT)		(BGT)

	2005	2004	2005	2004[2]

Increase (Decrease) in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$3,032,939	$6,403,416	$17,959,678	$7,644,992
Net realized gain (loss)	390,242	2,582,613	(15,542)	104,561
Net change in unrealized appreciation/depreciation	(2,504,956)	(8,219,268)	(1,605,016)	8,358,056
Dividends and distributions to preferred shareholders from:
Net investment income	—	—	(3,364,567)	(945,917)
Net realized gains	—	—	—	—

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	918,225	766,761	12,974,553	15,161,692

Dividends and Distributions to Common Shareholders from:
Net investment income	(2,456,919)	(554,749)	(10,953,896)	(8,763,117)
Net realized gains	—	—	—	—
Tax return of capital distributions	—	(8,917,875)	—	—

Total dividends and distributions	(2,456,919)	(9,472,624)	(10,953,896)	(8,763,117)

Capital Share Transactions:
Net proceeds from the issuance of common shares	—	—	—	438,510,001
Net proceeds from the underwriters’ over-allotment option exercised	—	—	—	9,053,500
Offering costs relating to the issuance of preferred shares	—	—	—	(2,834,760)
Reinvestment of common dividends	—	—	—	—

Net proceeds from capital share transactions	—	—	—	444,728,741

Total increase (decrease)	(1,538,694)	(8,705,863)	2,020,657	451,127,316

Net Assets Applicable to Common Shareholders
Beginning of period	99,732,727	108,438,590	451,127,316	—

End of period	$98,194,033	$99,732,727	$453,147,973	$451,127,316

End of period undistributed (distributions in excess of) net investment income	$10,616,024	$10,040,004	$1,741,018	$(1,900,197)

[1]	Consolidated Statement of Changes in Net Assets.
[2]

Commencement of investment operations for Global Floating Rate Income was August 30, 2004. This information includes the initial investment by BlackRock Funding, Inc. The other Trusts’ statements are for a full year.

See Notes to Financial Statements

High Income		Preferred
Shares		Opportunity Trust
(HIS)		(BPP)

2005	2004	2005	2004

$6,724,643	$14,823,261	$19,927,299	$40,552,790
4,235,995	(1,468,607)	(246,079)	12,492,981
(13,037,985)	2,948,471	(14,292,895)	(6,235,228)

—	—	(3,092,742)	(2,900,841)
—	—	—	(402,710)

(2,077,347)	16,303,125	2,295,583	43,506,992

(7,497,359)	(16,001,963)	(15,254,845)	(36,611,627)
—	—	—	(1,328,999)
—	—	—	—

(7,497,359)	(16,001,963)	(15,254,845)	(37,940,626)

—	—	—	—

—	—	—	—
—	—	—	—
515,237	698,683	—	—

515,237	698,683	—	—

(9,059,469)	999,845	(12,959,262)	5,566,366

155,298,326	154,298,481	473,808,969	468,242,603

$146,238,857	$155,298,326	$460,849,707	$473,808,969

$(598,326)	$186,113	$1,545,342	$(34,370)

CONSOLIDATED FINANCIAL HIGHLIGHTS
BlackRock Advantage Term Trust (BAT)

	Six Months Ended June 30, 2005 (unaudited)

		Year Ended December 31,

		2004	2003	2002	2001	2000

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.49	$11.40	$12.01	$11.64	$10.83	$10.04

Investment operations:
Net investment income	0.32	0.67	0.83	1.19	1.00	0.59
Net realized and unrealized gain (loss)	(0.23)	(0.58)	(0.74)	(0.18)	0.41	0.80

Net increase from investment operations	0.09	0.09	0.09	1.01	1.41	1.39

Dividends and distributions from:
Net investment income	(0.26)	(0.06)	(0.70)	(0.64)	(0.60)	(0.60)
Tax return of capital	—	(0.94)	—	—	—	—

Total dividends and distributions	(0.26)	(1.00)	(0.70)	(0.64)	(0.60)	(0.60)

Net asset value, end of period	$10.32	$10.49	$11.40	$12.01	$11.64	$10.83

Market price, end of period	$10.26	$10.47	$11.30	$11.85	$11.15	$9.88

TOTAL INVESTMENT RETURN[1]	0.47%	1.45%	1.25%	12.26%	19.44%	16.28%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.72%[2]	1.29%	1.42%	1.82%	2.87%	4.06%
Net expenses	1.72%[2]	1.29%	1.42%	1.82%	2.87%	4.06%
Net expenses excluding interest expense and excise tax	0.92%[2]	0.84%	0.84%	0.86%	0.92%	0.88%
Net investment income	6.18%[2]	6.04%	7.04%	9.98%	8.78%	5.72%
SUPPLEMENTAL DATA:
Average net assets (000)	$98,980	$105,987	$111,990	$113,632	$108,142	$98,368
Portfolio turnover	5%	20%	8%	4%	17%	17%
Net assets, end of period (000)	$98,194	$99,733	$108,439	$114,256	$110,685	$103,010
Reverse repurchase agreements outstanding, end of period (000)	$31,903	$39,945	$30,078	$27,874	$34,500	$48,262
Asset coverage, end of period[3]	$4,078	$3,497	$4,605	$5,099	$4,208	$3,134
Reverse repurchase agreements average daily balance (000)	$15,002	$28,840	$26,298	$33,157	$41,208	$45,368
Reverse repurchase agreements weighted average interest rate	2.86%	1.48%	1.20%	1.81%	4.24%	6.39%

[1]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Annualized.
[3]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
BlackRock Global Floating Rate Income Trust (BGT)

	Six Months Ended June 30, 2005 (unaudited)	For the period August 30, 2004[1] through December 31, 2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$19.21	$19.10 [2]

Investment operations:
Net investment income	0.76	0.33
Net realized and unrealized gain (loss)	(0.06)	0.35
Dividends to preferred shareholders from net investment income	(0.14)	(0.04)

Net increase from investment operations	0.56	0.64

Dividends to common shareholders from net investment income	(0.47)	(0.37)

Capital charges with respect to issuance of:
Common shares	—	(0.04)
Preferred shares	—	(0.12)

Total capital charges	—	(0.16)

Net asset value, end of period	$19.30	$19.21

Market price, end of period	$17.70	$18.63

TOTAL INVESTMENT RETURN[3]	(3.05)%	(5.00)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4,5]
Total expenses	1.58%	1.26%
Net expenses	1.26%	0.97%
Net expenses excluding interest expense	1.14%	0.97%
Net investment income before preferred share dividends	8.03%	5.04%
Preferred share dividends	1.50%	0.62%
Net investment income available to common shareholders	6.53%	4.42%
SUPPLEMENTAL DATA:
Average net assets (000)	$451,228	$446,660
Portfolio turnover	23%	11%
Net assets applicable to common shareholders, end of period (000)	$453,148	$451,126
Preferred shares outstanding (000)	$243,450	$243,450
Reverse repurchase agreements outstanding, end of period (000)	$23,723	$—
Reverse repurchase agreements average daily balance (000)	$17,408	$114
Reverse repurchase agreements weighted average interest rate	3.17%	2.24%
Asset coverage, end of period	$73,997	$71,330

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.
[3]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.
[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
BlackRock High Income Shares (HIS)

	Six Months Ended June 30, 2005	Year Ended December 31,

		2004	2003	2002	2001[4]	2000

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$2.87	$2.86	$2.42	$3.05	$3.88	$5.92

Investment operations:
Net investment income	0.13	0.28 [1]	0.32 [1]	0.36 [1]	0.55 [1]	0.68 [1]
Net realized and unrealized gain (loss)	(0.17)	0.03	0.40	(0.62)	(0.81)	(1.99)

Net increase (decrease) from investment operations	(0.04)	0.31	0.72	(0.26)	(0.26)	(1.31)

Dividends and distributions from:
Net investment income	(0.14)	(0.30)	(0.28)	(0.29)	(0.57)	(0.73)
Tax return of capital	—	—	—	(0.08)	—	—

Total dividends and distributions	(0.14)	(0.30)	(0.28)	(0.37)	(0.57)	(0.73)

Net asset value, end of period	$2.69	$2.87	$2.86	$2.42	$3.05	$3.88

Market value, end of period	$2.79	$2.90	$2.87	$2.32	$3.36	$4.19

TOTAL INVESTMENT RETURN[2]	1.18%	12.24%	37.23%	(21.23)%	(6.85)%	(10.05)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	2.73%[5]	2.23%	2.21%	2.53%	3.43%	4.16%
Net expenses	2.72%[5]	2.23%	2.21%	2.53%	3.43%	4.16%
Net expense, excluding interest expense	1.36%[5]	1.39%	1.46%	1.49%	1.26%	1.09%
Net investment income	9.07%[5]	9.70%	11.99%	13.29%	15.56%	13.13%

SUPPLEMENTAL DATA:
Average net assets (000)	$149,512	$152,815	$143,397	$144,665	$174,851	$267,845
Portfolio turnover	76%	56%	93%	134%	82%	38%
Net assets, end of period (000)	$146,239	$155,298	$154,298	$129,538	$161,693	$202,401
Loan outstanding, end of period (000)	$66,000	$69,000	$68,000	$51,000	$73,800	$86,963
Asset coverage, end of period[3]	$3,216	$3,251	$3,269	$3,540	$3,191	$3,326
Loan average daily balance (000)	$66,000	$64,081	$60,604	$68,577	$74,023	$107,036
Loan weighted average interest rate	3.01%	2.01%	1.72%	2.20%	5.50%	7.68%

[1]

Net investment income per share has been recalculated in accordance with SEC requirements, with the exception that end-of-the-year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current-year permanent differences between financial and tax accounting.

[2]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at rates obtained under the Trust dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[3]	Per $1,000 of loan outstanding.
[4]

Effective January 1, 2001, the Trust was required to start amortizing premium and discount on all debt securities. The effect of this change on net investment income per share was an increase of $0.03 per share. The effect to the ratio of net investment income to average net assets was an increase of 0.77%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in accounting principles.

[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

The performance set forth in this table is the financial data of BlackRock High Income Shares (formerly CIGNA High Income Shares). BlackRock began managing CIGNA High Income Shares on March 2, 2005.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Preferred Opportunity Trust (BPP)

	Six Months Ended June30, 2005	For the Year Ended December 31, 2004	For the Period February 28, 2003[1] through December 31, 2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$25.88	$25.58	$23.88 [2]

Investment operations:
Net investment income	1.09	2.22	1.72
Net realized and unrealized gain (loss)	(0.79)	0.33	1.93
Dividends and distributions to preferred shareholders from:
Net investment income	(0.17)	(0.l6)	(0.10)
Net realized gains	—	(0.02)	—

Net increase from investment operations	0.13	2.37	3.55

Dividends and distributions to common shareholders from:
Net investment income	(0.83)	(2.00)	(1.66)
Net realized gains	—	(0.07)	—

Total dividends and distributions	(0.83)	(2.07)	(1.66)

Capital charges with respect to issuance of:
Common shares	—	—	(0.05)
Preferred shares	—	—	(0.14)

Total capital charges	—	—	(0.19)

Net asset value, end of period	$25.18	$25.88	$25.58

Market price, end of period	$24.80	$25.39	$24.83

TOTAL INVESTMENT RETURN[3]	2.60%	11.01%	6.28%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Total expenses	1.22%[5]	1.44%	1.52%[5]
Net expenses	1.22%[5]	1.44%	1.52%[5]
Net expenses excluding interest expense	1.19%[5]	1.19%	1.16%[5]
Net investment income before preferred share dividends	8.57%[5]	8.66%	8.35%[5]
Preferred share dividends	1.33%[5]	0.62%	0.48%[5]
Net investment income available to common shareholders	7.24%[5]	8.04%	7.87%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$468,851	$468,110	$449,345
Portfolio turnover	33%	88%	98%
Net assets applicable to common shareholders, end of period (000)	$460,850	$473,809	$468,243
Preferred shares value outstanding, end of period (000)	$220,800	$220,800	$220,841
Reverse repurchase agreements outstanding, end of period (000)	$1,437	$—	$3,486
Reverse repurchase agreements average daily balance (000)	$3,726	$782	$19,822
Reverse repurchase agreements weighted average interest rate	3.10%	1.50%	1.44%
Asset coverage, end of period	$77,186	$78,650	$78,021

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1. Organization & Accounting Policies

The BlackRock Advantage Term Trust Inc. (“Advantage”), a Maryland corporation, and BlackRock High Income shares (“High Income”), a Massachusetts Business Trust, are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940 (the “1940 Act”), as amended.  BlackRock Global Floating Rate Income Trust (“Global”) and BlackRock Preferred Opportunity Trust (“Preferred Opportunity”) are organized as Delaware statutory trusts and are registered as non-diversified and diversified, closed-end management investment companies, respectively, under the 1940 Act, as amended. Advantage, Global, High Income and Preferred Opportunity are individually referred to as a “Trust” and collectively as the “Trusts”.

          Advantage transferred, on October 31, 1998, a substantial portion of its total assets to a 100% owned regulated investment company subsidiary called BAT Subsidiary, Inc. The financial statements and these notes to the financial statements for Advantage are consolidated and include the operations of Advantage and its wholly owned subsidiary after elimination of all intercompany transactions and balances.

          The Board of Directors of Advantage adopted a Plan of Liquidation and Dissolution (the “Plan”) effective January 2, 2004. Pursuant to the terms of the Plan, the Board of Directors shall oversee the complete liquidation and winding up of Advantage in an orderly fashion on December 31, 2005.

The following is a summary of significant accounting policies followed by the Trusts.

Investment Valuation: The Trusts value most of their investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of each Trust’s Board (the “Board”) of Directors/Trustees (the “Trustees”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Exchange-traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments or assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee.  The valuation committee may accept, modify or reject any recommendations.  The pricing of all Fair Value Assets shall be subsequently reported to and ratified by the Board.

          When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction.  Fair value determinations shall be based upon all available factors that BlackRock Advisors deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Each Trust records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax.

Repurchase Agreements: In connection with transactions in repurchase agreements, a Trust’s custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Trust may be delayed or limited.

Bank Loans: In the process of buying, selling and holding bank loans, a Trust may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, amendment fees, commissions and prepayment penalty fees. When a Trust buys a bank loan it may receive a facility fee and when it sells a bank loan it may pay a facility fee. On an ongoing basis, a Trust may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a bank loan. In certain circumstances, a Trust may receive a prepayment penalty fee upon the prepayment of a bank loan by a borrower. Other fees received by a Trust may include covenant waiver fees and covenant modification fees.

Option Writing/Purchasing: When a Trust writes or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Trust has realized a gain or a loss on investment transactions. A Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

          Options, when used by the Trusts, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of “one” means that a portfolio’s or a security’s price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

          Option writing and purchasing may be used by the Trusts as an attempt to manage the duration of positions, or collections of positions, so that changes in interest rates do not adversely affect the targeted duration of the portfolio unexpectedly. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put or call options can be purchased or sold to help manage the targeted duration of the portfolio.

          The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that a Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that a Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Trust may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees.

Credit Default Swaps: Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. Risks arise from the possible inability of the counterparties to meet the terms of their contracts.

Total Return Swaps: Total return swaps are agreements in which one party commits to pay interest in exchange for a market linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Trust will receive a payment from or make a payment to the counterparty.

Interest Rate Swaps: Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

          During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

Swap Options: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Trust has realized a gain or loss on investment transactions.

          The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

          Swap options may be used by the Trusts to manage the duration of the Trusts’ portfolios in a manner similar to more generic options described above.

Interest Rate Caps: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

          Interest rate caps are intended to both manage the duration of the Trusts’ portfolios and their exposure to changes in short-term interest rates. Owning interest rate caps reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term interest rates, which the Trusts experience primarily in the form of leverage.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trusts do not anticipate non-performance by any counterparty.

          Transaction fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

Interest Rate Floors: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

          Interest rate floors are used by the Trusts to both manage the duration of the portfolios and their exposure to changes in short-term interest rates. Selling interest rate floors reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The Trusts’ leverage provides extra income in a period of falling rates. Selling floors reduces some of that extra income by partially monetizing it as an up-front payment which the Trusts receive.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trusts do not anticipate non-performance by any counterparty.

          Transaction fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

          Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Forward Currency Contracts: The Trusts enter into forward currency contracts primarily to facilitate settlement of purchases and sales of foreign securities and to help manage the overall exposure to foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date (usually the security transaction settlement date) at a negotiated forward rate. In the event that a security fails to settle within the normal settlement period, the forward currency contract is renegotiated at a new rate. The gain or loss arising from the difference between the settlement value of the original and renegotiated forward contracts is isolated and is included in net realized gains (losses) from foreign currency transactions. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contract.

          Forward currency contracts, when used by the Trusts, help to manage the overall exposure to the foreign currency backing some of the investments held by the Trusts. Forward currency contracts are not meant to be used to eliminate all of the exposure to the foreign currency, rather they allow the Trusts to limit their exposure to foreign currency within a narrow band to the objectives of the Trusts.

Foreign Currency Translation: Foreign currency amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities—at the London 4:00 PM rates of exchange.

(ii)	Purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

          The Trusts isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Trusts isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

          Net realized and unrealized foreign exchange gains and losses including realized foreign exchange gains and losses from sales and maturities of foreign portfolio securities, maturities of foreign reverse repurchase agreements, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest and discount recorded on the Trusts’ books and the U.S. dollar equivalent amounts actually received or paid and changes in unrealized foreign exchange gains and losses in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

          Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Short Sales: The Trusts may make short sales of securities as a method of managing potential price declines in similar securities owned. When a Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trusts may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which a Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

Bonds Borrowed Agreements: In a bonds borrowed agreement, the Trust borrows securities from a third party, with the commitment that they will be returned to the lender on an agreed-upon date. Bonds borrowed agreements are primarily entered into to settle short positions. In a bonds borrowed agreement, the Trust’s prime broker or third party broker takes possession of the underlying collateral securities or cash to settle such short positions. The value of the underlying collateral securities approximates the principal amount of the bonds borrowed transaction, including accrued interest. To the extent that bonds borrowed transactions exceed one business day, the value of the collateral with any counterparty is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the lender defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the lender of the security, realization of the collateral by the Trust may be delayed or limited.

Segregation: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require a Trust to segregate assets in connection with certain investments (e.g., when-issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of their taxable income to shareholders. Therefore, no Federal income tax provisions are required. As part of a tax planning strategy, Advantage may retain a portion of their taxable income and pay excise tax on the undistributed amounts.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss car-ryforwards may be distributed in accordance with 1940 Act. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end funds selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

          The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Note 2. Agreements

Advantage, Global and Preferred Opportunity have an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to Global and Preferred Opportunity. BlackRock, Inc. is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc. The Investment Management Agreement for Global, High Income and Preferred Opportunity covers both investment advisory and administration services. Advantage has an Administration Agreement with the Advisor.

          Effective March 2, 2005, High Income entered into an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), and a sub-advisory agreement with BlackRock Financial Management, Inc. Prior to March 2, 2005, High Income had an Investment Management Agreement with CIGNA Investment Advisors, Inc. (“CIAI”) and a sub-advisory agreement with Shenkman Capital Management, Inc.

          Each Trust’s, other than High Income, investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.50% of Advantage’s,  average weekly net assets and 0.75% of Global’s and 0.65% of Preferred Opportunity’s average weekly managed assets. High Income’s investment advisory fee paid to the current Advisor and CIAI is/was computed weekly and payable monthly based on an annual rate of 0.75% of the first $200 million of the Trust’s average weekly managed assets and 0.50% thereafter. The Advisor, in turn, pays BFM its sub-advisory fee. “Managed assets” means the total assets of a Trust (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The administration fee paid to the Advisor is computed weekly and payable monthly based on an annual rate of 0.08% for Advantage based on the Trust’s average weekly net assets.

          Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs for each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for costs of employees that provide pricing, secondary market support and compliance services to each Trust. Prior to March 2, 2005, for administrative services, High Income reimbursed CIAI for a portion of the compensation and related expenses of the Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ended June 30, 2005, the Trusts reimbursed the Advisor the following amounts:

Trust	Amount

Advantage	$4,163
Global	17,309
High Income	—
Preferred Opportunity	8,679

          Pursuant to the terms of their custody agreements, each Trust received earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees.

Note 3. Portfolio Investments

Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. government securities, for the six months ended June 30, 2005, aggregated as follows:

Trust	Purchases	Sales

Advantage	$6,681,039	$44,566,971
Global Floating Rate	174,348,766	169,825,306
High Income	160,356,505	167,856,042
Preferred Opportunity	225,042,230	213,793,796

          Purchases and sales of U.S. government securities for the six months ended June 30, 2005, aggregated as follows:

Trust	Purchases	Sales

Advantage	$—	$2,545,996
Preferred Opportunity	13,911,037	13,891,016

          A Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by affiliates or mortgage-related securities containing loans or mortgages originated by PNC Bank or its affiliates, including Midland Loan Services, Inc., all of which are affiliates of the Advisor. It is possible under certain circumstances, that Midland Loan Services, Inc., or its affiliates, could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against Midland Loan Services, Inc. or its affiliates.

          For Federal income tax purposes, the following Trust had capital loss carryforwards at December 31, 2004:

Trust	Capital Loss Carryforward Amount	Expires	Trust	Capital Loss Carryforward Amount	Expires

Advantage	$98,294	2005	High Income	$28,686,393	2007
	161,872	2008		35,363,213	2008
	127,941	2009		55,878,284	2009
	274,645	2010		102,576,339	2010
	83,667	2011		28,467,396	2011
	5,589,003	2012		2,339,279	2012

	$6,335,422			253,310,904

          Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its carryforward amounts.

          Details of open forward currency contracts at June 30, 2005 were as follows:

Foreign Currency	Settlement Date	Contract to Purchase/ Receive		Value at Settlement Date	Value at June 30, 2005	Unrealized Appreciation (Depreciation)

Global:
Bought:
Euro	07/26/05	2,000,000	€	$2,594,866	$2,421,797	$(173,069)

Sold:
Euro	07/26/05	7,745,200	€	$10,169,633	$9,378,652	$790,981
	07/26/05	1,800,000	€	$2,358,243	$2,179,618	178,625
	07/26/05	2,000,000	€	$2,595,660	$2,421,797	173,863
Mexican Peso	7/25/05	$19,600,000		$1,767,326	$1,811,184	(43,858)

						$1,099,611

High Income:
Sold:
Euro	07/26/05	1,238,000	€	$1,613,461	$1,499,093	$114,368

          Details of open interest rate swaps at June 30, 2005 were as follows:

Trust	Notional Amount (000)	Fixed Rate		Floating Rate	Termination Date	Unrealized Appreciation

Preferred Opportunity	$80,000	4.495	%(b)	3-month LIBOR	10/19/14	$(1,002,984)
	35,000	5.19	(b)	3-month LIBOR	10/19/34	(3,006,539)

						$(4,009,523)

Details of credit default swaps at June 30, 2005 were as follows:
Advantage	$800	0.23	%(a)	Contingent on	11/1/05	$589
				Credit Event

Global	$4,300	0.23	(a)	Contingent on	11/1/05	$163
				Credit Event
(a) Trust pays floating interest rate and receives fixed rate.
(b) Trust pays a fixed interest rate and receives a floating rate.

Note 4. Borrowings

Reverse Repurchase Agreements: The Trusts may enter into reverse repurchase agreements with qualified third-party broker-dealers as determined by and under the direction of each Trust’s Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time a Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender, containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement. Details of open reverse repurchase agreements at June 30, 2005 were as follows:

Trust/Counter party	Rate	Trade Date	Maturity Date	Net Closing Amount	Par

Advantage
Lehman Brothers, Inc.	3.13%	6/08/05	7/15/05	$22,911,517	$22,840,028
	3.13	6/08/05	7/15/05	8,991,556	8,963,500
	3.55	6/30/05	7/01/05	99,885	99,875

					31,903,403

Global
Lehman Brothers, Inc.	3.27%	6/16/05	7/07/05	$10,898,764	$10,879,000
	3.27	6/16/05	7/07/05	12,844,010	12,844,000

					23,723,000

Preferred Opportunity
Lehman Brothers, Inc.	3.4	6/30/05	7/11/05	$1,438,493	$1,437,000

          Details of underlying collateral for open reverse repurchase agreements at June 30, 2005 were as follows:

Trust/Counter party	Description	Rate	Maturity Date	Original Face	Current Face	Market Value

Advantage
Lehman Brothers, Inc.	Resolution Funding Corp.	0.00%	7/15/05	$22,926,000	$22,926,000	$22,835,213
	Financing Grp. (FICO) Strips	0.00	12/06/05	9,100,000	9,100,000	8,963,591
	Tennessee Valley Authority	0.00	11/01/05	100,000	100,000	98,986

						31,897,790

Global
Lehman Brothers, Inc.	Republic of Chile	6.875%	4/28/09	$2,400,000	$2,400,000	$2,622,960
	United Mexican States	3.84	1/13/09	4,800,000	4,800,000	4,864,800
	Republic of South Africa	7.375	4/25/12	2,400,000	2,400,000	2,749,440
	Malaxsio	8.75	6/01/09	800,000	800,000	924,952
	Rouse Co.	5.375	11/26/13	6,350,000	6,350,000	6,220,714
	Federative Republic of Brazil	9.23	9/29/09	7,000,000	7,000,000	8,120,000

						25,502,866

Preferred Opportunity
Lehman Brothers, Inc.	American General Institute
	Capital A	7.57%	12/01/45	$1,500,000	$1,500,000	$1,943,280

          Loan Payable: High Income has an $80 million revolving credit Agreement (the “Agreement”), which expires on October 31, 2007. Prior to expiration of the Agreement, principal is repayable in whole or in part at the option of the Trust. Borrowings under this Agreement bear interest at a variable rate tied to the lender’s average daily cost of funds, or at fixed rates, as may be agreed to between the Trust and the lender. The Trust may borrow up to 33 1/3% of its total assets up to the committed amount or 100% of the borrowing base eligible assets, as determined under the terms of the Agreement. In accordance with the terms of the Agreement, the Trust has pledged its portfolio assets as collateral for the borrowing.

Dollar Rolls: The Trusts may enter into dollar rolls in which a Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trusts forgo principal and interest paid on the securities. The Trusts will be compensated by the interest earned on the cash proceeds of the initial sale and/or by the lower repurchase price at the future date. The Trusts did not enter into any dollar roll transactions during the period ended June 30, 2005.

Note 5. Distributions to Shareholders

The estimated tax character of distributions paid during the six months ended June 30, 2005, and the tax character of distributions paid during the year ended December 31, 2004, were as follows:

	June 30, 2005

Distributions Paid From:	Ordinary Income	Long-term Gains	Liquidating	Total Distributions

Advantage*	$—	$—	$2,456,919	$2,456,919
Global	14,318,463	—	—	14,318,463
High Income	7,497,359	—	—	7,497,359
Preferred Opportunity	18,347,587	—	—	18,347,587

	December 31, 2004

Distributions Paid From:	Ordinary Income	Long-term Gains	Liquidating	Total Distributions

Advantage*	$554,749	$—	$8,917,875	$9,472,624
Global	9,709,034	—	—	9,709,034
High Income	16,001,963	—	—	16,001,963
Preferred Opportunity	37,476,397	3,767,780	—	41,244,177

     As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Trust	Undistributed Ordinary Income	Undistributed Long-term Gains	Unrealized Net Appreciation

Advantage*	$3,416,669	$—	$9,211,413
Global	2,723,323	—	5,710,909
High Income	615,006	—	—
Preferred Opportunity	499,409	9,313,602	17,497,913

* The Trust is currently under a plan of liquidation. Shareholders should consult their tax advisor as to the proper tax treatment of distribution from the Trust.

Note 6. Capital

There are 200 million of $0.01 par value common shares authorized for Advantage. There are an unlimited number of $0.001 par value common shares authorized for Preferred Opportunity and Global. There are an unlimited number of no par value shares authorized for High Income. At June 30, 2005, the common shares outstanding and the shares owned by affiliates of the Advisor of each Trust were as follows:

Trust	Common Shares Outstanding	Common Shares Owned

Advantage	9,510,667	—
Global	23,481,021	6,021
High Income	54,404,224	—
Preferred Opportunity	18,305,777	—

          Transactions in common shares of beneficial interest from August 30, 2004 (commencement of investment operations) through December 31, 2004 for Global were as follows:

	Shares from

Trust	Initial Public Offering	Underwriters’ Exercising the Over-allotment Option	Reinvestment of Dividends	Net Increase in Shares Outstanding

Global	23,006,021	475,000	—	23,481,021

          During the six months ended June 30, 2005, there were no additional shares issued under the terms of Advantage’s, Global’s and Preferred Opportunity’s Dividend Reinvestment Plans. During the six months ended June 30, 2005, High Income issued 212,961 common shares under the terms of its Dividend Reinvestment Plan.

          Offering costs of $924,000 ($0.04 per common share) incurred in connection with Global’s offering of common shares have been charged to paid-in capital in excess of par of the common shares.

          As of June 30, 2005, Global and Preferred Opportunity have the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares	Trust	Series	Shares

Global	T7	3,246	Preferred Opportunity	T7	2,944
	W7	3,246		W7	2,944
	R7	3,246		R7	2,944

          Underwriting discounts of $2,434,500 ($0.10 per common share) and offering costs of $400,260 ($0.02 per common share) incurred in connection with the preferred share offering of Global have been charged to paid-in capital in excess of par of the common shares.

          Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. The dividend range on the preferred shares for Global and Preferred Opportunity for the six months ended June 30, 2005 was 2.14% to 3.40%, and 2.21% to 3.46%, respectively.

          Global and Preferred Opportunity may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares and any other borrowings would be less than 200%. The preferred shares are redeemable at the option of Global and Preferred Opportunity, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of Global and Preferred Opportunity, as set forth in Global’s and Preferred Opportunity’s Declaration of Trust, are not satisfied. The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for Global and Preferred Opportunity. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions and (c) change the nature of its business so as to cease to be an investment company.

Note 7. Dividends

Subsequent to June 30, 2005, each Board declared dividends from undistributed earnings per common share payable July 31, 2005, to shareholders of record on July 15, 2005. The per share common dividends declared were as follows:

Trust	Common Dividend Per Share

Advantage	$0.050000
Global Floating Rate	0.093300
High Income	0.023000
Preferred Opportunity	0.166667

          The dividends declared on preferred shares for the period July 1, 2005 to July 31, 2005 for Global and Preferred Opportunity were as follows:

Trust	Series	Dividends Declared	Trust	Series	Dividends Declared

Global	T7	195,896	Preferred Opportunity	T7	179,348
	W7	202,453		W7	181,527
	R7	245,365		R7	228,366

DIVIDEND REINVESTMENT PLANS

          Pursuant to each Trust’s respective Dividend Reinvestment Plan (the “Plan”), shareholders of Advantage, Global and High Income may elect, while shareholders of Preferred Opportunity are automatically enrolled, to have all distributions of dividends and capital gains reinvested by Equiserve Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

          After Advantage, Global and/or High Income declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participant’s account, by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases”). These Trusts will not issue any new shares under the Plan.

          After Preferred Opportunity declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participant’s account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

          Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

          The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

          Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants who request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021 or (800) 699-1BFM.

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENTS

          At a meeting held on May 26, 2005, the board of trustees (the “Board” or the “Trustees”) of each trust (each a “Trust”), including the independent trustees (the “Independent Trustees”), unanimously approved the continuance of an Investment Management Agreement between each Trust and BlackRock Advisors, Inc. (the “Advisor”). For each Investment Management Agreement, the Boards also approved a related Sub-Investment Advisory Agreement, when applicable, among each respective Trust, the Advisor and BlackRock Financial Management, Inc. (the “Sub-Advisor”). The Investment Management Agreements and the Sub-Investment Advisory Agreements sometimes are referred to herein collectively as the “Agreements”. The Advisor and the Sub-Advisor sometimes are referred to herein collectively as “BlackRock”.

Information Received by the Boards

          To assist each Board in its evaluation of the Agreements, the Independent Trustees received information from BlackRock on or about April 27, 2005 which detailed, among other things: the organization, business lines and capabilities of BlackRock, including the responsibilities of various departments and key personnel and biographical information relating to key personnel; financial statements for BlackRock, Inc., the PNC Financial Services Group, Inc. and each Trust; the advisory and/or administrative fees paid by each Trust to BlackRock, including comparisons, compiled by an independent third party, with the management fees of funds with similar investment objectives (“Peers”); the profitability of BlackRock and certain industry profitability analyses for advisors to registered investment companies; the expenses of BlackRock in providing the various services; non-investment advisory reimbursements and “fallout” benefits to BlackRock; the expenses of each Trust, including comparisons of the respective Trust’s expense ratios (both before and after any fee waivers) with the expense ratios of its Peers; and each Trust’s performance for the past one-, three-, five- and ten-year periods, when applicable, as well as each Trust’s performance compared to its Peers. This information supplemented the information received by each Board throughout the year regarding each Trust’s performance, expense ratios, portfolio composition, trade execution and compliance.

          In addition to the foregoing materials, independent legal counsel to the Independent Trustees provided a legal memorandum outlining, among other things, the duties of the Boards under the 1940 Act as well as the general principles of relevant law in reviewing and approving advisory contracts, the requirements of the 1940 Act in such matters, an advisor’s fiduciary duty with respect to advisory agreements and compensation, and the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and factors to be considered by the boards in voting on advisory agreements.

          Prior to the Board meeting, the Independent Trustees reviewed a preliminary binder of information, and, in consultation with independent counsel, submitted a memorandum on May 12, 2005, to BlackRock setting forth certain questions and requests for additional information. BlackRock responded to these questions in writing on May 24, 2005 and May 25, 2005. The Independent Trustees reviewed these responses with independent counsel on May 25, 2005.

          At the Board meeting on May 26, 2005, BlackRock made a presentation to and responded to additional questions from the Boards. After the presentations and after reviewing the written materials, the Independent Trustees met in executive session with their legal counsel to review the Boards’ duties in reviewing the Agreements and to consider the renewal of the Agreements. With this background, the Boards considered each Agreement and, in consultation with independent counsel, reviewed the factors set out in judicial decisions and Securities and Exchange Commission statements relating to the renewal of the Agreements.

Matters Considered by the Boards

          In connection with their deliberations, the Boards considered all factors they believed relevant with respect to each Trust, including the following: the nature, extent and quality of the services to be provided by BlackRock; the investment performance of each Trust; the costs of the services to be provided and profits to be realized by BlackRock and its affiliates from their relationship with the Trusts; the extent to which economies of scale would be realized as the BlackRock closed-end complex grows; and whether BlackRock realizes other benefits from its relationship with the Trusts.

          Nature and Quality of Investment Advisory and Sub-Advisory Services. In evaluating the nature, extent and quality of BlackRock’s services, the Boards reviewed information concerning the types of services that BlackRock provides and is expected to provide to each Trust, narrative and statistical information concerning each Trust’s performance record and how such performance compares to each Trust’s Peers, information describing BlackRock’s organization and its various departments, the experience and responsibilities of key personnel and available resources. The Boards further noted the willingness of the personnel of BlackRock to engage in open, candid discussions with the Boards. The Boards further considered the quality of BlackRock’s investment process in making portfolio management decisions. Given the Boards’ experience with BlackRock, the Boards noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of BlackRock.

          In addition to advisory services, the Independent Trustees considered the quality of the administrative or non-investment advisory services provided to the Trusts. In this regard, BlackRock provides each Trust with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Trusts) and officers and other personnel as are necessary for the operations of the respective Trust. In addition to investment management services, BlackRock and its affiliates provide each Trust with a wide range of services, including: preparing shareholder reports and communications, including annual and semi-annual financial statements and Trust web sites; communications with analysts to support secondary market trading; assisting with daily accounting and pricing; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal and compliance support (such as helping to prepare proxy statements and responding to regulatory inquiries); and performing other Trust administrative tasks necessary for the operation of the respective Trust (such as tax reporting and fulfilling regulatory filing requirements). In addition, in evaluating the administrative services, the Boards considered, in particular, BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations in light of the new Securities and Exchange Commission regulations governing compliance. The Boards noted BlackRock’s focus on compliance and its compliance systems. The Independent Trustees noted that BlackRock’s commitment to supporting the secondary market for the common shares of its closed-end funds is particularly noteworthy.

          The Investment Performance of the Trusts. As previously noted, the Boards received myriad performance information regarding each Trust and its Peers. Among other things, the Boards received materials reflecting each Trust’s historic performance and each Trust’s performance compared to its Peers. More specifically, each Trust’s one-, three-, five- and ten-year total returns (when applicable) were evaluated relative to its respective Peers (including the performance of individual peers as well as the Peers’ average performance).

          The Boards also reviewed a narrative analysis of the Peer rankings that was prepared by an independent third party and summarized by BlackRock at the Boards’ request. The summary placed the Peer rankings into context by analyzing various factors that affect these comparisons. In evaluating the performance information, in certain limited instances, the Boards noted that the Peers most similar to a given Trust still would not adequately reflect such Trust’s investment objectives and strategies, thereby limiting the usefulness of the comparisons of such Trust’s performance with that of its Peers. The Boards noted the quality of information provided by BlackRock throughout the year with respect to the performance of the Trusts. The Boards considered this information in connection with its deliberations as to whether the level of management services provided to each Trust, in light of all the other facts and circumstances relating to that Trust, supports a conclusion that the Trust’s Agreement should be renewed.

          Fees and Expenses. In evaluating the management fees and expenses that a Trust is expected to bear, the Boards considered each Trust’s current management fee structure and the Trust’s expected expense ratios in absolute terms as well as relative to the fees and expense ratios of applicable Peers. In reviewing fees, the Boards, among other things, reviewed comparisons of each Trust’s gross management fees before and after any applicable reimbursements and fee waivers and total expense ratios before and after any applicable waivers with those of the applicable Peers. The Boards also reviewed a narrative analysis of the Peer rankings that was prepared by an independent third party and summarized by BlackRock at the request of the Boards. This summary placed the rankings into context by analyzing various factors that affect these comparisons.

          The Boards also compared the management fees charged to the Trusts by BlackRock to the management fees BlackRock charges other types of clients (such as open-end investment companies and institutional separately managed accounts). With respect to open-end investment companies, the management fees charged to the Trusts generally were higher than those charged to the open-end investment companies. The Boards also noted that BlackRock provides the Trusts with certain services not provided to open-end funds, such as leverage management in connection with the issuance of preferred shares, stock exchange listing compliance requirements, rating agency compliance with respect to the leverage employed by the Trusts and secondary market support and other services not provided to the Trusts, such as monitoring of subscriptions and redemptions. With respect to separately managed institutional accounts, the management fees for such accounts were generally lower than those charged to the comparable Trusts. The Boards noted, however, the various services that are provided and the costs incurred by BlackRock in managing and operating the Trusts. For instance, BlackRock and its affiliates provide numerous services to the Trusts that are not provided to institutional accounts including, but not limited to: preparing shareholder reports and communications, including annual and semi-annual financial statements; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; income monitoring; expense budgeting; preparing proxy statements; and performing other Trust administrative tasks necessary for the operation of the respective Trust (such as tax reporting and fulfilling regulatory filing requirements). Further, the Boards noted the increased compliance requirements for the Trusts in light of new Securities and Exchange Commission regulations and other legislation. These services are generally not required to the same extent, if at all, for separate accounts.

          The Boards considered this information in connection with its deliberations as to whether the fees paid by each Trust under its Agreements, in light of all the other facts and circumstances relating to that Trust, supports a conclusion that the Trust’s Agreements should be renewed.

          Profitability. The Trustees also considered BlackRock’s profitability in conjunction with their review of fees. The Trustees reviewed BlackRock’s revenues, expenses and profitability margins on an after-tax basis. In reviewing profitability, the Trustees recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. The Trustees also reviewed BlackRock’s assumptions and methodology of allocating expenses. In this regard, the methods of allocation used appeared reasonable but the Boards noted the inherent limitations in allocating costs among various advisory products. The Boards also recognized that individual fund or product line profitability of other advisors is generally not publicly available.

          The Boards recognized that profitability may be affected by numerous factors including, among other things, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Boards considered BlackRock’s pre-tax profit margin compared to the pre-tax profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results.

          In evaluating the reasonableness of BlackRock’s compensation, the Boards also considered any other revenues paid to BlackRock, including partial reimbursements paid to BlackRock for certain non-investment advisory services. The Boards noted that these payments were less than BlackRock’s costs for providing these services. The Boards also considered indirect benefits (such as soft dollar arrangements) that BlackRock and its affiliates are expected to receive that are attributable to their management of the Trusts.

          In reviewing each Trust’s fees and expenses, the Boards examined the potential benefits of economies of scale, and whether any economies of scale should be reflected in the Trust’s fee structures, for example through the use of breakpoints. In this connection, the Boards reviewed information provided by BlackRock, noting that most closed-end fund complexes do not have fund-level breakpoints, as closed-end funds generally do not experience substantial growth after their initial public offering and each fund is managed independently consistent with its own investment objectives. The information also revealed that only one closed-end fund complex used a complex-level breakpoint structure, and that this complex generally is homogeneous with regard to the types of funds managed and is about four times as large as the Trust’s complex. The Boards concluded that breakpoints were not warranted at this time.

          Other Benefits. In evaluating fees, the Boards also considered indirect benefits or profits BlackRock or its affiliates may receive as a result of their relationships with the Trusts. The Trustees, including the Independent Trustees, considered the intangible benefits that accrue to BlackRock and its affiliates by virtue of their relationships with the Trusts, including potential benefits accruing to BlackRock and its affiliates as a result of potentially stronger relationships with members of the broker-dealer community, increased name recognition of BlackRock and its affiliates, enhanced sales of other investment funds and products sponsored by BlackRock and its affiliates and increased assets under management which may increase the benefits realized by BlackRock from soft dollar arrangements with broker-dealers. The Boards also considered the unquantifiable nature of these potential benefits.

          Miscellaneous. During the Boards’deliberations in connection with the Agreements, the Boards were aware that the Advisor pays compensation, out of its own assets, to the lead underwriter and to certain qualifying underwriters of many of its closed-end funds, and to employees of BlackRock and its affiliates that participated in the offering of such funds. The Boards considered whether the management fee met applicable standards in light of the services provided by BlackRock, without regard to whether BlackRock ultimately pays any portion of the anticipated compensation to the underwriters.

Conclusion

          The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees, including a majority of Independent Trustees, determined that each of the factors described above, in light of all the other factors and all of the facts and circumstances applicable to each respective Trust, was acceptable for each Trust and supported the Trustees’ conclusion that the terms of each Agreement were fair and reasonable, that the respective Trust’s fees are reasonable in light of the services provided to the respective Trust, and that the renewal of each Agreement should be approved.

ADDITIONAL INFORMATION

          The Joint Annual Meeting of Shareholders was held on May 26, 2005, to elect a certain number of Directors/Trustees for each of the following Trusts to three year terms, unless otherwise indicated, expiring in 2008:

Advantage

Elected the Class I Director as follows:
Director	Votes For	Votes Withheld

R. Glenn Hubbard[1]	7,765,403	774,075
Elected the Class II Directors as follows:
Director	Votes For	Votes Withheld

Frank J. Fabozzi	7,772,629	757,849
Kathleen F. Feldstein	7,765,148	765,330
Walter F. Mondale	7,734,911	795,567
Ralph L. Schlosstein	7,772,015	758,463

Global

Elected the Class I Trustees as follows:
Trustee	Votes For	Votes Withheld

Richard E. Cavanagh[2]	7,729	24
R. Glenn Hubbard[1]	20,177,093	1,094,202
James Clayburn La Force, Jr.	20,174,396	1,096,899
Elected the Class II Trustee as follows:
Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	20,177,284	1,094,011

Preferred Opportunity

Elected the Class II Trustees as follows:
Trustee	Votes For	Votes Withheld

Frank J. Fabozzi[2]	6,985	161
Kathleen F. Feldstein	17,520,587	215,310
Walter F. Mondale	17,451,899	283,998
Ralph L. Schlosstein	17,524,145	211,752

[1]

Mr. Hubbard and Ms. Feldstein will serve until the end of the term for the class of Directors/Trustees to which they were elected, if such class was not standing for election at May 26, 2005 annual shareholders meeting.

          The following Trust had an additional proposal (Proposal #2A) to amend its Declaration of Trust in order to change the maximum number of permitted Trustees allowed on its Board to 11:

	Votes For	Votes Against	Votes Withheld
Preferred Opportunity	17,142,812	392,617	200,467

          The following Trust had an additional proposal (Proposal #2B) to amend its Declaration of Trust in order to reduce the maximum number of permitted Trustees allowed on its Board from 15 to 11:

	Votes For	Votes Against	Votes Withheld

Global	19,981,501	1,093,656	196,138

          On March 1, 2005, the shareholders of CIGNA High Income Shares approved proposals to: approve an advisory agreement between the Trust and BlackRock Advisors, Inc., approve a sub-advisory agreement among the Trust, BlackRock Advisors, Inc. and BlackRock Financial Management, Inc., and elect new Trustees, all of whom currently oversee BlackRock’s 54 closed-end funds, to serve until the next Annual Meeting of Shareholders. Upon approval of the Trustees, BlackRock Advisors, Inc. changed the name of the Trust to BlackRock High Income Shares.

          There has been no material changes in the Trusts’ investment objective or policies or to their charters or by-laws that have not been approved by shareholders or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

          Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/indiv/products/closedendfunds/funds.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

          Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Kevin M. Klingert—Director of BlackRock Advisors, Inc. and Managing Director of the Advisor and the Sub-Advisor, Henry Gabbay, Anne Ackerley and Bartholomew Battista—Managing Directors of the Advisor and the Sub-Advisor, James Kong and Vincent Tritto—Managing Directors of the Sub-Advisor, and Brian P. Kindelan—Managing Director of the Advisor.

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BlackRock Closed-End Funds

Directors/Trustees
Ralph L. Schlosstein, Chairman
Andrew F. Brimmer
Richard E. Cavanagh
Kent Dixon
Frank J. Fabozzi
Kathleen F. Feldstein1
R. Glenn Hubbard2
Robert S. Kapito
James Clayburn La Force, Jr.
Walter F. Mondale

Officers
Robert S. Kapito, President
Henry Gabbay, Treasurer
Bartholomew Battista, Chief Compliance Officer
Anne Ackerley, Vice President
James Kong, Assistant Treasurer
Vincent B. Tritto, Secretary
Brian P. Kindelan, Assistant Secretary

Investment Advisor
BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Sub-Advisor3
BlackRock Financial Management, Inc.
40 East 52nd Street
New York, NY 10022

Accounting Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Transfer Agent
Equiserve Trust Company, N.A.
c/o Computershare Investor Services
250 Royall Street
Canton, MA 02021
(800) 699-1BFM

Auction Agent3
Bank of New York
101 Barclay Street, 7 West
New York, NY 10286

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036

Legal Counsel – Independent Trustees
Debevoise & Plimpton LLP
919 Third Avenue
New York, NY 10022

     This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

[1]	Appointed as a Director/Trustee of all Trusts on January 19, 2005 and elected by Shareholders on May 26, 2005.
[2]

Appointed as a Director/Trustee of each Trust on November 16, 2004. Elected by Shareholders on May 26, 2005 as a Director/Trustee for each Trust, except Preferred Opportunity for which Mr. Hubbard’s class of Directors/Trustees did not stand for election.

[3]	For Global and Preferred Opportunity.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 699-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedules of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Form N-Q may also be obtained upon request, without charge, by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-SEMI-5

Item 2. Code of Ethics.
Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.
 Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.

Item 6. Schedule of Investments.
 The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
 Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
 Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
 Not applicable because no such purchases were made during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.
 Not applicable because no applicable matters were voted on by shareholders during the period covered by this report.

Item 11. Controls and Procedures.
(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(a) (2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a) (3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)_____BlackRock Advantage Term Trust, Inc.__________

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: August 19, 2005

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: August 19, 2005